As filed with the U.S. Securities and Exchange Commission

on February 24, 2010

Securities Act File No. 33-18632

Investment Company Act File No. 811-5396

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No. 35	☒

(Check appropriate box or boxes)

Credit Suisse Mid-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 325-2000

J. Kevin Gao, Esq.

Credit Suisse Mid-Cap Core Fund, Inc.

Eleven Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:

Dianne E. O’Donnell, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Approximate date of proposed public offering: February 28, 2010.

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☒	on February 28, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2), or

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

CREDIT SUISSE FUNDS

Prospectus

Class A, B and C Shares

March 1, 2010

■  CREDIT SUISSE
MID-CAP CORE FUND

CLASS A SHARES: CUWAX

CLASS B SHARES: CUGBX

CLASS C SHARES: CUGCX

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

CONTENTS

INVESTMENT OBJECTIVE	4

FEES AND FUND EXPENSES	4

EXAMPLE	5

PORTFOLIO TURNOVER	5

PRINCIPAL INVESTMENT STRATEGIES	6

PRINCIPAL RISKS OF INVESTING IN THE FUND	7

PERFORMANCE SUMMARY	8

MANAGEMENT	9

PURCHASE AND SALE OF FUND SHARES	10

TAX INFORMATION	11

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES	11

THE FUND IN DETAIL	12

The Management Firm	12

Multi-Class Structure	12

Goal and Strategies	13

Portfolio Investments	14

Risk Factors	14

Investor Profile	16

CERTAIN INVESTMENT PRACTICES	17

FINANCIAL HIGHLIGHTS	19

MEET THE MANAGERS	22

MORE ABOUT YOUR FUND	23

Share Valuation	23

Distributions	24

Taxes	24

CHOOSING A CLASS OF SHARES	26

BUYING AND SELLING SHARES	28

SHAREHOLDER SERVICES	30

OTHER POLICIES	31

OTHER SHAREHOLDER INFORMATION	33

OTHER INFORMATION	40

About the Distributor	40

FOR MORE INFORMATION	back cover

3

INVESTMENT OBJECTIVE

The fund seeks maximum capital appreciation.

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 33 under the heading "Other Shareholder Information – Classes of Shares and Sales Charges" and in the fund's Statement of Additional Information ("SAI") on page 49 under the heading "Additional Purchase and Redemption Information."

	CLASS A	CLASS B	CLASS C
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	NONE	NONE
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	NONE[1]	4.00%[2]	1.00%[3]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE	NONE	NONE
Redemption fees	NONE	NONE	NONE
Exchange fees	NONE	NONE	NONE
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fee	0.25%	1.00%	1.00%
Other expenses	0.98%	0.98%	0.98%
Total annual fund operating expenses	1.93%	2.68%	2.68%

  1  Purchases of shares of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.

  2  4% during the first year decreasing 1% annually to 0% after the fourth year.

  3  1% during the first year.

4

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
CLASS A (with or without redemption)	$760	$1,146	$1,557	$2,699
CLASS B (redemption at end of period)	$671	$1,032	$1,420	$2,831
CLASS B (no redemption)	$271	$832	$1,420	$2,831
CLASS C (redemption at end of period)	$371	$832	$1,420	$3,012
CLASS C (no redemption)	$271	$832	$1,420	$3,012

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 434% of the average value of its portfolio.

5

PRINCIPAL INVESTMENT STRATEGIES

The fund invests at least 80% of its assets, plus any borrowings for investment purposes, in equity securities of "mid cap" companies. The fund uses proprietary quantitative models designed to:

■  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

■  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks, and

■  help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Standard & Poor's MidCap 400® Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

The fund may invest in small companies that may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. The fund may also invest in emerging growth companies – small or medium size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

6

PRINCIPAL RISKS OF INVESTING IN THE FUND

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

SMALL AND MEDIUM-SIZED COMPANIES

In general, stocks of small and medium-sized companies trade in lower volumes and are subject to greater or more unpredictable price changes then stocks of larger companies or the market overall. Small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity and other risks. Key information about the company may be inaccurate or unavailable.

7

PERFORMANCE SUMMARY

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns; if they were, returns would be lower than those shown. Sales loads are reflected in the returns shown below. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

*    The fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

AVERAGE ANNUAL TOTAL RETURNS

PERIOD ENDED 12/31/09:	ONE YEAR 2009	FIVE YEARS 2005-2009		LIFE OF CLASS	INCEPTION DATE
CLASS A RETURN BEFORE TAXES	35.20%	0.10%		2.22%	11/30/01
CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS	34.98%	0.03%		2.18%
CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	22.88%	0.04%		1.88%
CLASS B RETURN BEFORE TAXES	34.25%	-	0.66%	0.31%	02/27/04
CLASS C RETURN BEFORE TAXES	34.42%	-0.63%		0.34%	02/27/04
STANDARD & POOR'S MIDCAP 400® INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	37.37%	3.27%		6.52%

  ■  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

8

MANAGEMENT

Investment adviser: Credit Suisse Asset Management, LLC ("Credit Suisse")

Portfolio managers: The Credit Suisse Quantitative Equities Group is responsible for the day-to-day portfolio management of the fund. Jordan Low, Director of Credit Suisse, Constantin Filitti, Ph.D., Director of Credit Suisse, and Timothy Schwider, Ph.D., Director of Credit Suisse, are portfolio managers of the Credit Suisse Quantitative Equities Group. Messrs. Low, Filitti and Schwider are the co-lead managers of the Credit Suisse Quantitative Equities Group. Mr. Low has been a portfolio manager for the fund since February 2008. Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

9

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund's net asset value determined after receipt of your request in proper form, subject to any applicable sales charge.

The fund's initial investment minimums for each class generally are as follows:

General	$2,500

IRAs	$500

Retirement plan programs	None

The fund's subsequent investment minimums for each class generally are as follows:

General	$100

IRAs	$100 ($50 for electronic transfers (ACH))

Retirement plan programs	None

Your financial representative may impose different investment minimum amount requirements.

You should contact your financial representative to redeem shares of the fund.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial representative or contact the fund by phone (Credit Suisse Funds at 877-870-2874).

10

TAX INFORMATION

The fund's distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account, in which case your withdrawals from such account may be taxed as ordinary income.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES

If you purchase the fund through a broker/dealer or other financial representative (such as a bank), the fund and its related companies may pay the representative for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other representative and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial representative's website for more information.

11

THE FUND IN DETAIL

■   THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC

Eleven Madison Avenue
New York, NY 10010

■  Investment adviser for the fund

■  Responsible for managing the fund's assets according to its goals and strategies

■  Is part of the asset management business of Credit Suisse Group AG, one of the world's leading banks

■  Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory environments

The fund pays advisory fees at the annual rate of 0.70% of its average daily net assets. For the 2009 fiscal year, the fund paid Credit Suisse 0.47% of its average net assets for advisory services.

A discussion regarding the basis for the Board of Directors' approval of the fund's investment advisory contract is available in the fund's Semi-Annual Report to shareholders for the period ended April 30, 2009.

Credit Suisse will waive fees and reimburse expenses so that the fund's annual operating expenses will not exceed 1.70% of the fund's average daily net assets for Class A shares and 2.45% of the fund's average daily net assets for each of Class B and Class C shares. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" throughout this Prospectus.

■   MULTI-CLASS STRUCTURE

This Prospectus offers Class A, B and C shares of the fund, which are sold through financial intermediaries and other financial services firms and are sold with a front-end sales load (Class A) or a contingent deferred sales charge imposed on redemptions within specified time periods (Classes B and C). The fund offers Common Class and Advisor Class shares through separate Prospectuses. Common Class shares are sold with no front-end or deferred sales charges but are closed to new investors, except for shareholders who held Common Class shares as of the close of business on December 12, 2001 and other eligible investors as described later in this Prospectus on page 39. Eligible investors may be able to purchase Common Class shares through certain intermediaries or directly from the fund. Advisor Class shares are sold to eligible investors directly or through financial intermediaries with no front-end or deferred sales charges but with ongoing service and distribution fees of 0.50% per annum.

12

■   GOAL AND STRATEGIES

The fund seeks maximum capital appreciation. Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of "mid cap" companies. The fund considers a "mid cap" company to be one that is represented in the Standard & Poor's MidCap 400® Index ("S&P 400 Index") or has similar attributes and capitalizations to companies in the S&P 400 Index. As of December 31, 2009, the market capitalizations of companies in the S&P 400 Index ranged from approximately $293.49 million to $8.24 billion.

The fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The fund's portfolio managers select securities for the fund using proprietary quantitative models, which are designed to:

■  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

■  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks, and

■  help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio managers apply the proprietary quantitative models to companies that are represented in the S&P 400 Index, as well as other companies with similar attributes and capitalizations to the companies in the S&P 400 Index. A stock may be overweighted or underweighted in relation to the S&P 400 Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics. In general, the fund maintains investment attributes that are similar to those of the S&P 400 Index, and limits its divergence from the S&P 400 Index in terms of market, industry and sector exposures.

The fund may invest in small companies that may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. The fund may also invest in emerging growth companies – small or medium size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

Some companies may fall outside the definition of a mid cap company after the fund has purchased their securities. These companies continue to be considered mid cap for purposes of

13

the fund's minimum 80% allocation to mid cap company equities. In addition, the fund may invest in companies of any size once the 80% policy is met. As a result, the fund's average market capitalization may sometimes exceed that of the largest company in the S&P 400 Index or be lower than that of the smallest company in the S&P 400 Index.

The fund's 80% investment policy may be changed by the Board of Directors on 60 days' notice to shareholders. The fund's investment objective may be changed without shareholder approval.

■   PORTFOLIO INVESTMENTS

The fund's equity holdings may include:

■  common stocks and preferred stocks

■  securities convertible into common stocks

■  rights and warrants

The fund may invest up to 10% of its assets in foreign securities. To a limited extent, it may also engage in other investment practices.

■   RISK FACTORS

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

PRINCIPAL RISK FACTORS

Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds, and the mutual funds that invest in them.

Model Risk The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

Portfolio Turnover Risk Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Small and Medium-Sized Companies In general, stocks of small and medium-sized companies trade in lower volumes and are subject to greater or more unpredictable price changes then stocks of larger companies or the market overall. Small companies may have less-experienced management, limited product lines,

14

unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

OTHER RISK FACTORS

Access Risk Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

■  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

■  Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

Interest Rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

Liquidity Risk Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

15

Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

■   INVESTOR PROFILE

This fund is designed for investors who:

■  are investing for long-term goals

■  are willing to assume the risk of losing money in exchange for attractive potential long-term returns

■  are looking for capital appreciation

■  want to diversify their portfolios with a more aggressive stock fund

It may NOT be appropriate if you:

■  are investing for a shorter time horizon

■  are uncomfortable with an investment that will fluctuate in value

■  are looking for income

You should base your investment decision on your own goals, risk preferences and time horizon.

16

CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

■  Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

☐  Permitted, but not expected to be used to a significant extent

INVESTMENT PRACTICE	LIMIT
Borrowing The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	33 1/3%

Foreign securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, valuation risks.	10%

Futures and options on futures Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.[1] Correlation, currency, hedged exposure, interest rate, market,
speculative exposure risks.[2]	☐

Options Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The fund may purchase or sell (write) both put and call options for hedging or speculative purposes.[1] Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.	25%

Real estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income
producing real estate or real estate related loans or interests. Credit, liquidity, interest rate, market risks.	☐

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	10%

Securities lending Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.	33 1/3%

17

INVESTMENT PRACTICE	LIMIT
Special situation companies Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special situation company could decline in value and hurt the fund's performance if the
anticipated benefits of the special situation do not materialize. Information, market risks.	■

Start up and other small companies Companies with small relative market capitalizations, including
those with continuous operations of less than three years. Information, liquidity, market, valuation risks.	■

Temporary defensive tactics Placing some or all of the fund's assets in investments such as money-market obligations for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal
investment strategies and might prevent the fund from achieving its goal.	☐

Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%

1  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2  The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

18

FINANCIAL HIGHLIGHTS

The financial highlights tables show the audited financial performance of the fund for up to five years. Certain information in the tables reflects results for a single share of the fund. Total return in the tables represents how much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital gain distributions.

The figures below have been audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the fund's Annual Report. The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

CLASS A YEAR ENDED:	10/09	10/08	10/07	10/06	10/05
Per share data
Net asset value, beginning of year	$24.48	$38.59	$32.73	$31.29	$27.77
Investment Operations
Net investment income (loss)[1]	0.09	0.04	(0.15)	(0.27)	(0.34)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.52	(14.15)	6.01	1.71	3.86
Total from investment operations	3.61	(14.11)	5.86	1.44	3.52
Less Dividends
Dividends from net investment income	(0.12)	—	—	—	—
Total dividends	(0.12)	—	—	—	—
Net asset value, end of year	$27.97	$24.48	$38.59	$32.73	$31.29
Total return[2]	14.88%	(36.56)%	17.90%	4.60%	12.68%
Ratios and supplemental data
Net assets, end of year (000s omitted)	$623	$399	$345	$555	$688
Ratio of expenses to average net assets	1.70%	1.54%	1.50%	1.60%	1.64%
Ratio of net investment income (loss) to average net assets	0.37%	0.11%	(0.42)%	(0.81)%	(1.12)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%	—	0.01%	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

19

CLASS B YEAR ENDED:	10/09	10/08	10/07	10/06	10/05
Per share data
Net asset value, beginning of year	$23.63	$37.54	$32.10	$30.91	$27.64
Investment Operations
Net investment loss[1]	(0.09)	(0.27)	(0.43)	(0.50)	(0.58)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.38	(13.64)	5.87	1.69	3.85
Total from investment operations	3.29	(13.91)	5.44	1.19	3.27
Less Dividends
Dividends from net investment income	(0.08)	—	—	—	—
Total dividends	(0.08)	—	—	—	—
Net asset value, end of year	$26.84	$23.63	$37.54	$32.10	$30.91
Total return[2]	14.02%	(37.05)%	16.95%	3.85%	11.83%
Ratios and supplemental data
Net assets, end of year (000s omitted)	$45	$45	$124	$80	$55
Ratio of expenses to average net assets	2.45%	2.35%	2.25%	2.35%	2.39%
Ratio of net investment loss to average net assets	(0.39)%	(0.82)%	(1.22)%	(1.56)%	(1.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.27%	—	0.00%[3]	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  This amount represents less than 0.01%.

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CLASS C YEAR ENDED:	10/09	10/08	10/07	10/06	10/05
Per share data
Net asset value, beginning of year	$23.67	$37.59	$32.10	$30.91	$27.67
Investment Operations
Net investment loss[1]	(0.09)	(0.22)	(0.40)	(0.51)	(0.62)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.39	(13.70)	5.89	1.70	3.86
Total from investment operations	3.30	(13.92)	5.49	1.19	3.24
Less Dividends
Dividends from net investment income	(0.08)	—	—	—	—
Total dividends	(0.08)	—	—	—	—
Net asset value, end of year	$26.89	$23.67	$37.59	$32.10	$30.91
Total return[2]	14.04%	(37.03)%	17.10%	3.85%	11.71%
Ratios and supplemental data
Net assets, end of year (000s omitted)	$1	$1	$1	$1	$1
Ratio of expenses to average net assets	2.45%	2.28%	2.16%	2.35%	2.39%
Ratio of net investment loss to average net assets	(0.31)%	(0.68)%	(1.15)%	(1.56)%	(1.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%	—	0.00%[3]	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  This amount represents less than 0.01%.

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MEET THE MANAGERS

Jordan Low, Constantin Filitti, and Timothy Schwider are portfolio managers of the Credit Suisse Quantitative Equities Group. The Credit Suisse Quantitative Equities Group is responsible for the day-to-day portfolio management of the fund. Messrs. Low, Filitti and Schwider are the co-lead managers of the Credit Suisse Quantitative Equities Group. Mr. Low has been a portfolio manager for the fund since February 2008. Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

Jordan Low, Director, is global head of research and portfolio management for quantitative equity products. He joined Credit Suisse Asset Management, LLC in February 2008. Mr. Low joined Credit Suisse Group AG in 2005 and was the U.S. Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining Credit Suisse Group AG, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Constantin Filitti, Ph.D., Director, is a quantitative equity portfolio manager focused on relative value and timing strategies, as well as optimal portfolio construction in the Credit Suisse Quantitative Equities Group. Mr. Filitti joined Credit Suisse Asset Management, LLC in May 2008. From November 2004 to May 2008 he worked as a portfolio manager and researcher managing and developing quantitative global macro strategies for the Quantitative Strategies Group of Goldman Sachs Asset Management ("GSAM"). From August 2002 to October 2004 he worked in the Pension and Insurance Services Group of GSAM in Frankfurt, Germany where he was responsible for developing and structuring investment strategies for institutional clients. Mr. Filitti holds a B.A. and M.A. in Economics and a Ph.D. in Finance from the University of St. Gallen in Switzerland.

Timothy Schwider, Ph.D., Director, is a quantitative equity portfolio manager focused on European and Japanese models in the Credit Suisse Quantitative Equities Group. Mr. Schwider joined Credit Suisse Asset Management, LLC in September 2008. Mr. Schwider was a proprietary trader at JPMorgan from June 2002 to August 2008, and a quantitative analyst at Goldman Sachs from September 1998 to October 2000. Mr. Schwider holds a B.S. in Mathematics from Harvey Mudd College and a Ph.D in Mathematics from the University of Michigan.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Job titles indicate position with the investment adviser.

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MORE ABOUT YOUR FUND

■   SHARE VALUATION

The net asset value ("NAV") of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

The fund may also use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service, which has been approved by the Board of Directors, to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another

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fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

■   DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax. Distributions may be reinvested in additional shares without any initial or deferred sales charge.

Distributions will be reinvested in additional shares without any initial or deferred sales charge, unless you choose on your account application to have a check for your distributions mailed to you.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each a "financial representative") or by calling 877-870-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

■   TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally considered taxable.

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Distributions from the fund's long-term capital gains are taxed as long-term capital gains regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2010, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements. The fund expects that most of its distributions will be attributable to capital gains, which could be short-term or long-term. If you buy shares shortly before or on the "record date" – the date that establishes you as the person to receive the upcoming distribution – you may receive a portion of the money you just invested in the form of a taxable distribution.

A dividend declared by the fund in October, November or December and paid during January of the following year may in certain circumstances be treated as if paid in December for tax purposes.

Credit Suisse will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide the fund, or the fund's paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

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CHOOSING A CLASS OF SHARES

This Prospectus offers you a choice of three classes of shares: Classes A, B and C. Choosing which of these classes of shares is best for you depends on a number of factors, including the amount and intended length of your investment.

■  Class A shares may be a better choice than Class B shares or Class C shares if you are investing for the long term, especially if you are eligible for a reduced sales charge

■  Class B shares and Class C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

■  Class C shares may be best for an investor with a shorter time horizon because they have a lower sales charge than Class A shares or Class B shares, but because Class C shares have higher annual expenses, they are generally not appropriate if you are investing for the long term

■  Class B shares would be a better choice than Class C shares only if you do not expect to redeem your shares in the next four years

Class A, B and C shares are described in detail in "Other Shareholder Information." The table below gives you a brief comparison of the main features of each class, which you should discuss with your financial representative. Your financial representative will receive higher compensation if you choose Class B rather than Class A or Class C shares.

MAIN FEATURES

CLASS A

■  Initial sales charge of up to 5.75%

■  Lower sales charge for large purchases

■  No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)

■  Lower annual expenses than Class B or C shares because of lower 12b-1 fee

CLASS B

■  No initial sales charge

■  Deferred sales charge of up to 4.00% if you sell shares within 4 years of purchase

■  Deferred sales charge declining to zero after 4 years

■  Higher annual expenses than Class A shares because of higher 12b-1 fee

■  Automatic conversion to Class A shares after 8 years, reducing future annual expenses

CLASS C

■  No initial sales charge

■  Deferred sales charge of 1.00% if you sell shares during the first year of purchase

■  Higher annual expenses than Class A shares because of higher 12b-1 fee

■  No conversion to Class A shares, so annual expenses remain higher

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More information about the fund's classes of shares is available through Credit Suisse's website. You will find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

■  the front-end sales charges that apply to the purchase of Class A shares

■  the deferred sales charges that apply to the redemption of Class B and Class C shares

■  who qualifies for lower sales charges on Class A shares

■  who qualifies for a sales load waiver

Go to www.credit-suisse.com/us and click on "Breakpoint Discounts." You may also go to the FINRA website, www.finra.org, and click on "Understanding Mutual Fund Classes" under "Investor Information: Investor Alerts" for more helpful information on how to select the appropriate class in which to invest.

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BUYING AND SELLING SHARES

■   OPENING AN ACCOUNT

You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to the fund, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

■   BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

The fund reserves the right to modify or waive the minimum investment account requirements.

The maximum investment amount in Class B shares is $250,000. The maximum investment amount in Class C shares is $1,000,000.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

You should contact your financial representative to redeem shares of the fund. Your redemption will be processed at the NAV per share next computed after your request is received in proper form. If you own Class B or Class C shares or purchased Class A shares without paying an initial sales charge, any applicable CDSC will be applied to the NAV and deducted from your redemption. The value of your shares may be more or less than your initial investment depending on the NAV of your fund on the day you redeem.

Your financial representative may impose a minimum account balance required to keep your account open. If your fund account falls below $250 due to redemptions or exchanges, the fund reserves the right to close the account and mail you the proceeds after 60 days'

28

notice. The fund reserves the right to change the minimum account balance requirement after 15 days' notice to current shareholders of any increases. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

■   EXCHANGING SHARES

You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund. A sales charge differential may apply. Be sure to read the current Prospectus for the new fund.

The fund reserves the right to:

■  reject any purchase order made by means of an exchange from another fund

■  change or discontinue its exchange privilege after 60 days' notice to current investors

■  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

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SHAREHOLDER SERVICES

■   AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

■   STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 877-870-2874.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

■   TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

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OTHER POLICIES

■   TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

Uncashed redemption or distribution checks do not earn interest.

■   FREQUENT PURCHASES AND
■   SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Directors. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. The fund's distributor enters into agreements with financial intermediaries that require such financial intermediaries to provide certain information to help detect frequent trading activity by their clients or customers and to eliminate frequent trading by these clients and customers.

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The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund – Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. Also, shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares that may define market timing differently than the funds do and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

■   SPECIAL SITUATIONS

The fund reserves the right to:

■  charge a wire-redemption fee

■  make a "redemption in kind" – payment in portfolio securities rather than cash – for certain large redemption amounts that could hurt fund operations

■  suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

■  stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

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OTHER SHAREHOLDER INFORMATION

■   CLASSES OF SHARES AND
■   SALES CHARGES

Class A, B and C shares are identical except in three important ways: (1) each class bears different distribution and service fees and sales charges, (2) each class has different exchange privileges and (3) only Class B shares have a conversion feature. Class A, Class B and Class C shareholders have exclusive voting rights relating to their respective class's 12b-1 Plan.

■   CLASS A SHARES

OFFERING PRICE:

The offering price for Class A shares is the NAV plus the applicable sales charge (unless you are entitled to a waiver):

INITIAL SALES CHARGE — CLASS A

AMOUNT PURCHASED	AS A % OF AMOUNT INVESTED	AS A % OF OFFERING PRICE	COMMISSION TO FINANCIAL REPRESENTATIVE AS A % OF OFFERING PRICE
Less than $50,000	6.10%	5.75%	5.00%
$50,000 to less than $100,000	4.99%	4.75%	4.00%
$100,000 to less than $250,000	3.90%	3.75%	3.00%
$250,000 to less than $500,000	2.56%	2.50%	2.00%
$500,000 to less than $1,000,000	2.04%	2.00%	1.75%
$1,000,000 or more	0 *	0	1.00%**

*  On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below under "Class A Limited CDSC").

**  The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million and up to .25% on purchase amounts over $50 million.

The reduced sales charges shown above apply to the total amount of purchases of Class A shares of the fund made at one time by any "purchaser." The term "purchaser" includes:

1.  Individuals and Members of Their Immediate Families: an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account ("IRA") of the individual or an immediate family member;

2.  Controlled Companies: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will

33

be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3.  Related Trusts: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4.  UGMA Accounts: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

If you qualify for reduced sales charges based on purchases you are making at the same time in more than one type of account listed above, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

All accounts held by any "purchaser" will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. Your financial representative may not know about all your accounts that own shares of the Credit Suisse Funds. In order to determine whether you qualify for a reduced sales charge on your current purchase, you must notify your financial representative of any other investments that you or your related accounts have in the Credit Suisse Funds, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker-dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial intermediary, which may require that you provide documentation concerning related accounts.

From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares they are servicing.

THE INITIAL SALES CHARGE IS WAIVED FOR THE FOLLOWING SHAREHOLDERS OR TRANSACTIONS:

(1)  investment advisory clients of Credit Suisse;

(2)  officers, current and former directors of the fund, current and former directors or trustees of other investment companies managed by Credit Suisse or its affiliates, officers, directors and full-time employees of the Credit Suisse affiliates; or the spouse, siblings, children, parents, or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or

34

relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the fund);

(3)  an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(4)  shares purchased by (a) registered investment advisers ("RIAs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

(5)  shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(6)  Class B shares that are automatically converted to Class A shares;

(7)  Class A shares acquired when dividends and distributions are reinvested in the fund; and

(8)  Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

REDUCED INITIAL SALES CHARGES ARE AVAILABLE IF YOU QUALIFY UNDER ONE OF THE FOLLOWING PRIVILEGES:

Letter of Intent. You can use a letter of intent to qualify for reduced sales charges if you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of the fund during the next 13 months (based on the public offering price of shares purchased). A letter of intent is a letter you sign under which the fund agrees to impose a reduced sales charge based on your representation that you intend to purchase at least $50,000 of Class A shares of the fund. You must invest at least $1,000 when you submit a letter of intent, and you may include purchases of fund shares made up to 90 days before the receipt of the letter. Letters of intent may be obtained by contacting your financial representative and should be submitted to the fund's distributor or transfer agent. The 13-month period during which the letter is in effect will begin on the date of the earliest purchase to be included. Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period

35

(or when you sell your shares, if earlier), your sales charges will be recalculated to reflect the actual amount of your purchases. You must pay the additional sales charge within 30 days after you are notified or the additional sales charge will be deducted from your account.

Right of Accumulation. You may be eligible for reduced sales charges based upon the current NAV of shares you own in the fund or other Credit Suisse Funds. The sales charge on each purchase of fund shares is determined by adding the current NAV of all the classes of shares the investor currently holds to the amount of fund shares being purchased. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

The reduced sales charge is applicable only to current purchases. Your financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

Concurrent Purchases. You may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. Your financial representative must notify the transfer agent or the distributor prior to your purchase that you are exercising the Concurrent Purchases privilege.

Reinstatement Privilege. The Reinstatement Privilege permits shareholders to reinvest the proceeds of a redemption of a fund's Class A shares within 30 days from the date of redemption in Class A shares of the fund or of another Credit Suisse Fund without an initial sales charge. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited Contingent Deferred Sales Charge ("Limited CDSC") paid to the distributor may be credited with the amount of the Limited CDSC in shares of the Credit Suisse Fund at the current NAV if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

Class A Limited CDSC. A Limited CDSC will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at NAV on a purchase of $1,000,000 or more and the distributor paid a commission to the financial representative.

The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund's Prospectus. You will not have to pay a Limited CDSC when you redeem fund

36

shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund's shares.

The Limited CDSC will be paid to the distributor and will be equal to the lesser of 1% of:

■  the NAV at the time of purchase of the Class A shares being redeemed; or

■  the NAV of such Class A shares at the time of redemption.

For purposes of this formula, the "NAV at the time of purchase" will be the NAV at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares into which the Class A shares have been exchanged. The Limited CDSC on Class A shares will be waived on redemptions made pursuant to the fund's automatic withdrawal plan under the same circumstances as outlined in item (3) below related to the waiver of the CDSC on Class B shares.

■   CLASS B SHARES

You may choose to purchase Class B shares at the fund's NAV, although such shares may be subject to a CDSC if you redeem your investment within four years. The CDSC does not apply to investments held for more than four years. Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that you have held the longest.

When the CDSC is imposed, the amount of the CDSC will depend on the number of years that you have held the shares according to the table set forth below. The CDSC will be assessed on an amount equal to the lesser of the then current NAV or the original purchase price of the shares identified for redemption.

Year After Purchase		CDSC Percentage
1	st	4%
2	nd	3%
3	rd	2%
4	th	1%
After 4th year		None

Financial representatives selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Beginning on the first anniversary of the date of purchase, they also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

THE CDSC ON CLASS B SHARES WILL BE WAIVED FOR THE FOLLOWING SHAREHOLDERS OR TRANSACTIONS:

(1)  shares received pursuant to the exchange privilege which are currently exempt from a CDSC;

(2)  redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended);

37

(3)  redemptions made pursuant to a fund's automatic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12-month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver;

(4)  redemptions related to required minimum distributions from retirement plans or accounts at age 70 1/2, which are required without penalty pursuant to the Internal Revenue Code; and

(5)  Class B shares acquired when dividends and distributions are reinvested in the fund.

Redemptions effected by a fund pursuant to its right to liquidate a shareholder's account with a current NAV of less than $250 will not be subject to the CDSC.

Class B shares held for eight years after purchase will be automatically converted into Class A shares and accordingly will no longer be subject to the CSDC, as follows:

Class B Shares	When Converted to Class A
Shares issued at initial purchase	Eight years after the date of purchase

Shares issued on reinvestment of dividends and distributions	In the same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as a dividend)

Shares issued upon exchange from another Credit Suisse Fund	On the date the shares originally acquired would have converted into Class A shares

Reinstatement Privilege. If you redeemed Class B or Class C shares of a Credit Suisse Fund in the past 30 days and paid a deferred sales charge, you may buy Class B or Class C shares, as appropriate, of the fund or of another Credit Suisse Fund at the current net asset value and be credited with the amount of the deferred sales charges in shares of the Credit Suisse Fund, if the distributor or the transfer agent is notified.

■   CLASS C SHARES

You may choose to purchase Class C shares at the fund's NAV, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is completed in the manner set forth in the exchanged-for fund's Prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The 1% CDSC on Class C shares will be applied in the same manner as the CDSC on Class B shares and waived under the same circumstances that would result in a waiver of the CDSC on Class B shares.

38

Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

The CDSC applicable to redemptions of Class C shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by Credit Suisse or its affiliates.

■   ADVISOR CLASS AND COMMON
■   CLASS SHARES

The fund also offers Advisor Class and Common Class shares through separate Prospectuses. Advisor Class shares are available to eligible investors through certain intermediaries or directly without the imposition of a sales charge but with an ongoing service and distribution fee of 0.50%. Eligible investors may be eligible to purchase Common Class shares through certain intermediaries or directly without the imposition of a sales charge. The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse, (3) registered investment advisers ("RIAs"), (4) broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Advisor Class or Common Class shares.

39

OTHER INFORMATION

■   ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse, is responsible for making the fund available to you.

The fund has adopted 12b-1 Plans for Class A, Class B and Class C shares pursuant to the rules under the Investment Company Act of 1940. These plans allow the fund to pay distribution and service fees for the sale and servicing of Class A, Class B and Class C of the fund's shares. Under the plans, the distributor is paid 0.25%, 1.00% and 1.00% per annum of the average daily net assets of the fund's Class A, B and C shares, respectively. Since these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

Distribution and service fees on Class A, Class B and Class C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the fund. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

The expenses incurred by the distributor under the 12b-1 Plans for Class A, Class B and Class C shares include the preparation, printing and distribution of Prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of the payments is determined by the distributor and may be substantial. Credit Suisse or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund – Distribution and Shareholder Servicing" in the SAI.

40

FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

■   ANNUAL/SEMIANNUAL
■   REPORTS TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund's portfolio managers discussing market conditions and investment strategies that significantly affected fund performance during their past year.

■   OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone (202) 551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:

877-870-2874

BY FACSIMILE:

888-606-8252

BY MAIL:

Credit Suisse Funds

P.O. Box 55030

Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:

Boston Financial Data Services, Inc.

Attn: Credit Suisse Funds

30 Dan Road

Canton, MA 02021-2809

ON THE INTERNET:

www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC file number:

Credit Suisse
Mid-Cap Core Fund   811-05396

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   MCC-PRO-LOAD-0210

CREDIT SUISSE FUNDS

Prospectus

Common Class: CUEGX

March 1, 2010

■  CREDIT SUISSE
MID-CAP CORE FUND

The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) registered investment advisers ("RIAs"), (4) broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Directors of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

CONTENTS

INVESTMENT OBJECTIVE	4

FEES AND FUND EXPENSES	4

EXAMPLE	5

PORTFOLIO TURNOVER	5

PRINCIPAL INVESTMENT STRATEGIES	6

PRINCIPAL RISKS OF INVESTING IN THE FUND	7

PERFORMANCE SUMMARY	8

MANAGEMENT	9

PURCHASE AND SALE OF FUND SHARES	10

TAX INFORMATION	11

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES	11

THE FUND IN DETAIL	12

The Management Firm	12

Multi-Class Structure	12

Goal and Strategies	12

Portfolio Investments	13

Risk Factors	14

Investor Profile	15

CERTAIN INVESTMENT PRACTICES	17

FINANCIAL HIGHLIGHTS	19

MEET THE MANAGERS	20

MORE ABOUT YOUR FUND	21

Share Valuation	21

Account Statements	22

Distributions	22

Taxes	22

BUYING SHARES	24

SELLING SHARES	27

SHAREHOLDER SERVICES	30

OTHER POLICIES	32

OTHER INFORMATION	34

About the Distributor	34

FOR MORE INFORMATION	back cover

3

INVESTMENT OBJECTIVE

The fund seeks maximum capital appreciation.

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE
Redemption fees	NONE
Exchange fees	NONE
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.70%
Distribution and service (12b-1) fee	NONE
Other expenses	0.98%
Total annual fund operating expenses	1.68%

4

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
COMMON CLASS (with or without redemption)	$171	$530	$913	$1,987

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 434% of the average value of its portfolio.

5

PRINCIPAL INVESTMENT STRATEGIES

The fund invests at least 80% of its assets, plus any borrowings for investment purposes, in equity securities of "mid cap" companies. The fund uses proprietary quantitative models designed to:

■  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

■  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks, and

■  help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Standard & Poor's MidCap 400® Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

The fund may invest in small companies that may have less experienced management, limited product lines, unproven track records or inadequate capital reserves. The fund may also invest in emerging growth companies – small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

6

PRINCIPAL RISKS OF INVESTING IN THE FUND

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

SMALL AND MEDIUM-SIZED COMPANIES

In general, stocks of small and medium-sized companies trade in lower volumes and are subject to greater or more unpredictable price changes then stocks of larger companies or the market overall. Small companies may have less experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity and other risks. Key information about the company may be inaccurate or unavailable.

7

PERFORMANCE SUMMARY

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

*    The fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

AVERAGE ANNUAL TOTAL RETURNS

PERIOD ENDED 12/31/09:	ONE YEAR 2009	FIVE YEARS 2005-2009	TEN YEARS 2000-2009
RETURN BEFORE TAXES	35.56%	0.33%	-2.51%
RETURN AFTER TAXES ON DISTRIBUTIONS	35.26%	0.20%	-3.02%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	23.12%	0.20%	-2.26%
STANDARD & POOR'S MIDCAP 400® INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	37.37%	3.27%	6.37%

  ■  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

8

MANAGEMENT

Investment adviser: Credit Suisse Asset Management, LLC ("Credit Suisse")

Portfolio managers: The Credit Suisse Quantitative Equities Group is responsible for the day-to-day portfolio management of the fund. Jordan Low, Director of Credit Suisse, Constantin Filitti, Ph.D., Director of Credit Suisse, and Timothy Schwider, Ph.D., Director of Credit Suisse, are portfolio managers of the Credit Suisse Quantitative Equities Group. Messrs. Low, Filitti and Schwider are the co-lead managers of the Credit Suisse Quantitative Equities Group. Mr. Low has been a portfolio manager for the fund since February 2008. Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

9

PURCHASE AND SALE OF FUND SHARES

Eligible investors may purchase, redeem or exchange Common Class shares of the fund each day the New York Stock Exchange is open, at the fund's net asset value determined after receipt of your request in proper form.

The fund's initial investment minimums generally are as follows:

Regular account	$2,500

IRAs	$500

Transfers/gifts to minors	$500

Retirement plan programs	None

Employees and clients of Credit Suisse and its affiliates	None

The fund's subsequent investment minimums generally are as follows:

General	$100

By exchange	$250

By wire	$500

By ACH transfer	$50

Your financial representative may impose different investment minimum amount requirements.

Shares may be redeemed by mail, phone, wire or ACH transfer.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial representative or contact the fund by phone (Credit Suisse Funds at 877-870-2874).

10

TAX INFORMATION

The fund's distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account, in which case your withdrawals from such account may be taxed as ordinary income.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES

If you purchase the fund through a broker/dealer or other financial representative (such as a bank), the fund and its related companies may pay the representative for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other representative and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial representative's website for more information.

11

THE FUND IN DETAIL

■   THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC

Eleven Madison Avenue
New York, NY 10010

■  Investment adviser for the fund

■  Responsible for managing the fund's assets according to their goals and strategies

■  Is part of the asset management business of Credit Suisse Group AG, one of the world's leading banks

■  Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory environments

The fund pays advisory fees at the annual rate of 0.70% of average daily net assets. For the 2009 fiscal year, the fund paid Credit Suisse 0.47% of its average net assets for advisory services.

A discussion regarding the basis for the Board of Directors' approval of the fund's investment advisory contract is available in the fund's Semi-Annual Report to shareholders for the period ended April 30, 2009.

Credit Suisse will waive fees and reimburse expenses so that the fund's annual operating expenses will not exceed 1.45% of the fund's average daily net assets for Common Class shares. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" throughout this Prospectus.

■   MULTI-CLASS STRUCTURE

This Prospectus offers Common Class shares of the fund. Common Class shares are no load. The fund offers additional classes of shares, as described in separate Prospectuses.

■   GOAL AND STRATEGIES

The fund seeks maximum capital appreciation. Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of "mid cap" companies. The fund considers a "mid cap" company to be one that is represented in the Standard & Poor's MidCap 400® Index ("S&P 400 Index") or has similar attributes and capitalizations to companies in the S&P 400 Index. As of December 31, 2009, the market capitalizations of companies in the S&P 400 Index ranged from approximately $293.49 million to $8.24 billion.

The fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The fund's portfolio managers select securities for the fund using proprietary quantitative models, which are designed to:

■  forecast the expected relative return of stocks by analyzing a number of

12

fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

■  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks, and

■  help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio managers apply the proprietary quantitative models to companies that are represented in the S&P 400 Index, as well as other companies with similar attributes and capitalizations to the companies in the S&P 400 Index. A stock may be overweighted or underweighted in relation to the S&P 400 Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics. In general, the fund maintains investment attributes that are similar to those of the S&P 400 Index, and limits its divergence from the S&P 400 Index in terms of market, industry and sector exposures.

The fund may invest in small companies that may have less experienced management, limited product lines, unproven track records or inadequate capital reserves. The fund may also invest in emerging growth companies – small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

Some companies may fall outside the definition of a mid cap company after the fund has purchased their securities. These companies continue to be considered mid cap for purposes of the fund's minimum 80% allocation to mid cap company equities. In addition, the fund may invest in companies of any size once the 80% policy is met. As a result, the fund's average market capitalization may sometimes exceed that of the largest company in the S&P 400 Index or be lower than that of the smallest company in the S&P 400 Index.

The fund's 80% investment policy may be changed by the Board of Directors on 60 days' notice to shareholders. The fund's investment objective may be changed without shareholder approval.

■   PORTFOLIO INVESTMENTS

The fund's equity holdings may include:

■  common stocks and preferred stocks

■  securities convertible into common stocks

■  rights and warrants

The fund may invest up to 10% of its assets in foreign securities. To a limited extent, it may also engage in other investment practices.

13

■   RISK FACTORS

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

PRINCIPAL RISK FACTORS

Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds, and the mutual funds that invest in them.

Model Risk The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

Portfolio Turnover Risk Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Small and Medium-Sized Companies In general, stocks of small and medium-sized companies trade in lower volumes and are subject to greater or more unpredictable price changes then stocks of larger companies or the market overall. Small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

OTHER RISK FACTORS

Access Risk Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

14

Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

■  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

■  Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

Interest Rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

Liquidity Risk Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the United States Other political risks include economic policy changes, social and political instability, military action and war.

Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

■   INVESTOR PROFILE

This fund is designed for investors who:

■  are investing for long-term goals

■  are willing to assume the risk of losing money in exchange for attractive potential long-term returns

■  are looking for capital appreciation

■  want to diversify their portfolios with a more aggressive stock fund

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It may NOT be appropriate if you:

■  are investing for a shorter time horizon

■  are uncomfortable with an investment that will fluctuate in value

■  are looking for income

You should base your investment decision on your own goals, risk preferences and time horizon.

16

CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

■  Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

☐  Permitted, but not expected to be used to a significant extent

INVESTMENT PRACTICE	LIMIT
Borrowing The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	33 1/3%

Foreign securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, valuation risks.	10%

Futures and options on futures Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes.
Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.[1] Correlation, currency,
hedged exposure, interest rate, market, speculative exposure risks.[2]	☐

Options instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The fund may purchase or sell (write) both put and call options for hedging or speculative purposes.[1] Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.	25%

Real estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Credit, liquidity,
interest rate, market risks.	☐

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	10%

Securities lending Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.	33 1/3%

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INVESTMENT PRACTICE	LIMIT
Special situation companies Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation do
not materialize. Information, market risks.	■

Start up and other small companies Companies with small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity,
market, valuation risks.	■

Temporary defensive tactics Placing some or all of the fund's assets in investments such as money-market obligations for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent
with the fund's principal investment strategies and might prevent the fund from achieving its goal.	☐

Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%

1  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2  The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

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FINANCIAL HIGHLIGHTS

The financial highlights tables show the fund's audited financial performance for up to five years. Certain information in the table reflects results for a single fund share. Total return in the tables represents how much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital gain distributions.

The figures below have been audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the fund's Annual Report. The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

YEAR ENDED:	10/09	10/08	10/07	10/06	10/05
Per share data
Net asset value, beginning of year	$24.95	$39.24	$33.21	$31.67	$28.04
Investment Operations
Net investment income (loss)[1]	0.18	0.09	(0.07)	(0.19)	(0.27)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.52	(14.38)	6.10	1.73	3.90
Total from investment operations	3.70	(14.29)	6.03	1.54	3.63
Less Dividends
Dividends from net investment income	(0.27)	—	—	—	—
Total dividends	(0.27)	—	—	—	—
Net asset value, end of year	$28.38	$24.95	$39.24	$33.21	$31.67
Total return[2]	15.14%	(36.42)%	18.16%	4.86%	12.95%
Ratios and supplemental data
Net assets, end of year (000s omitted)	$83,081	$83,760	$173,327	$228,798	$290,509
Ratio of expenses to average net assets	1.45%	1.32%	1.25%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets	0.76%	0.25%	(0.19)%	(0.56)%	(0.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%	—	0.00%[3]	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  This amount represents less than 0.01%.

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MEET THE MANAGERS

Jordan Low, Constantin Filitti, and Timothy Schwider are portfolio managers of the Credit Suisse Quantitative Equities Group and responsible for the day-to-day portfolio management of the fund. Messrs. Low, Filitti and Schwider are the co-lead managers of the Credit Suisse Quantitative Equities Group. Mr. Low has been a portfolio manager for the fund since February 2008. Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

Jordan Low, Director, is global head of research and portfolio management for quantitative equity products. He joined Credit Suisse in February 2008. Mr. Low joined Credit Suisse Group AG in 2005 and was the U.S. Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining the Credit Suisse Group, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Constantin Filitti, Ph.D., Director, is a quantitative equity portfolio manager focused on relative value and timing strategies, as well as optimal portfolio construction in the Credit Suisse Quantitative Equities Group. Mr. Filitti joined Credit Suisse Asset Management, LLC in May 2008. From November 2004 to May 2008 he worked as a portfolio manager and researcher managing and developing quantitative global macro strategies for the Quantitative Strategies Group of Goldman Sachs Asset Management ("GSAM"). From August 2002 to October 2004 he worked in the Pension and Insurance Services Group of GSAM in Frankfurt, Germany where he was responsible for developing and structuring investment strategies for institutional clients. Mr. Filitti holds a B.A. and M.A. in Economics and a Ph.D. in Finance from the University of St. Gallen in Switzerland.

Timothy Schwider, Ph.D., Director, is a quantitative equity portfolio manager focused on European and Japanese models in the Credit Suisse Quantitative Equities Group. Mr. Schwider joined Credit Suisse Asset Management, LLC in September 2008. Mr. Schwider was a proprietary trader at JPMorgan from June 2002 to August 2008, and a quantitative analyst at Goldman Sachs from September 1998 to October 2000. Mr. Schwider holds a B.S. in Mathematics from Harvey Mudd College and a Ph.D in Mathematics from the University of Michigan.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Job titles indicate position with the investment adviser.

20

MORE ABOUT YOUR FUND

■   SHARE VALUATION

The net asset value ("NAV") of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

The fund may also use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service, which has been approved by the Board of Directors, to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another

21

fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

■   ACCOUNT STATEMENTS

In general, you will receive account statements as follows:

■  after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

■  after any changes of name or address of the registered owner(s)

■  otherwise, every calendar quarter

You will also receive annual and semiannual financial reports.

■   DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid federal tax.

Distributions will be reinvested in additional Common Class shares, unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

Estimated year-end distribution information, including record and payment dates, generally will be available at www.credit-suisse.com/us or by calling 877-870-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

■   TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

22

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2010, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date" – the date that establishes you as the person to receive the upcoming distribution – you may receive a portion of the money you just invested in the form of a taxable distribution.

A dividend declared by the fund in October, November or December and paid during January of the following year may in certain circumstances be treated as if paid in December for tax purposes.

The fund will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide the fund, or the fund's paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

23

BUYING SHARES

■   OPENING AN ACCOUNT

Your account application provides the fund with key information necessary to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

If you need an application, call the Shareholder Service Center to receive one by mail or fax.

You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV. The fund reserves the right to reject any purchase order.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse, (3) registered investment advisers ("RIAs"), (4) broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Directors of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

■   BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. If your request is received in proper form by the close of the Exchange (usually 4 p.m. eastern time), your transaction will be priced at that day's NAV. If your request is received after that time, it will be priced at the next business day's NAV. "Proper form" means the fund has received a completed purchase application and payment for shares (as described in this Prospectus).

24

■   FINANCIAL SERVICES FIRMS

You can also buy and sell fund shares through a variety of financial services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order in proper form, it is considered received by the fund and will be priced at the next-computed NAV.

Financial services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Financial services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

Some of the firms through which the fund is available include:

■  Charles Schwab & Co., Inc. Mutual Fund OneSource® service

■  Fidelity Brokerage Services, Inc. FundsNetwork® Program

■  TD Ameritrade Mutual Fund Network

The fund reserves the right to modify or waive minimum initial investment requirements.

■   ADDING TO AN ACCOUNT

You can add to your account in a variety of ways, as shown in the "Buying Shares" table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Common Class account application.

■   INVESTMENT CHECKS

Checks should be made payable in U.S. dollars to Credit Suisse Funds. Unfortunately, the fund cannot accept "starter" checks that do not have your name pre-printed on them. The fund also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Funds. These types of checks will be returned to you and your purchase order will not be processed.

■   EXCHANGING SHARES

The fund reserves the right to:

■  reject any purchase order made by means of an exchange from another fund

■  change or discontinue its exchange privilege after 60 days' notice to current investors

■  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

25

BUYING SHARES

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK

■ Complete the New Account Application. ■ For IRAs use the Universal IRA Application. ■ Make your check payable to Credit Suisse Funds. ■ Write the fund name on the check. ■ Mail to Credit Suisse Funds.	■ Make your check payable to Credit Suisse Funds. ■ Write the account number and the fund name on your check. ■ Mail to Credit Suisse Funds. ■ Minimum amount is $100.

BY EXCHANGE

■ Call the Shareholder Service Center to request an exchange from another Credit Suisse Fund. Be sure to read the current Prospectus for the new fund. Also please observe the minimum initial investment.
■ If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.	■ Call the Shareholder Service Center to request an exchange from another Credit Suisse Fund.
■ Minimum amount is $250.
■ If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.

BY WIRE

■ Complete and sign the New Account Application.
■ Call the Shareholder Service Center and fax the signed New Account Application by 4 p.m. eastern time.
■ The Shareholder Service Center will telephone you with your account number. Please be sure to specify your name, the account number and the fund name on your wire advice.
■ Wire your initial investment for receipt that day.
■ Mail the original, signed application to Credit Suisse Funds.
This method is not available for IRAs.	■ Call the Shareholder Service Center by 4 p.m. eastern time to inform the Shareholder Service Center of the incoming wire. Please be sure to specify your name, the account number and the fund name on your wire advice.
■ Wire the money for receipt that day.
■ Minimum amount is $500.

BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER

■ Cannot be used to open an account.	■ Call the Shareholder Service Center to request an ACH transfer from your bank.
■ Your purchase will be effective at the next NAV calculated after the fund receives your order in proper form.
■ Minimum amount is $50.
■ Requires ACH on Demand privileges.

877-870-2874

MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

26

SELLING SHARES

SELLING SOME OR ALL OF YOUR SHARES	CAN BE USED FOR
BY MAIL

Write a letter of instruction that includes:
■ your name(s) and signature(s)
■ the fund name and account number
■ the dollar amount you want to sell
■ how to send the proceeds
Obtain a signature guarantee or other documentation, if required (see "Selling Shares in Writing").
Mail the materials to Credit Suisse Funds.
If only a letter of instruction is required, you can fax it to the Shareholder Service Center (unless a signature guarantee is required).	■ Accounts of any type. ■ Sales of any amount. For IRAs please use the IRA Distribution Request Form.

BY EXCHANGE

■ Call the Shareholder Service Center to request an exchange into another Credit Suisse Fund. Be sure to read the current Prospectus for the new fund. Also please observe the minimum initial investment.	■ Accounts with telephone privileges. If you do not have telephone privileges, mail or fax a letter of instruction to exchange shares.

BY PHONE

Call the Institutional Services Center to request a redemption. You can receive the proceeds as:
■ a check mailed to the address of record ($100 minimum)
■ an ACH transfer to your bank ($50 minimum)
■ a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer" for details.	■ Accounts with telephone privileges.

BY WIRE OR ACH TRANSFER

■ Complete the "Wire Instructions" or "ACH on Demand" section of your New Account Application.
■ For federal-funds wires, proceeds will be wired on the next business day. For ACH transfers, proceeds will be delivered within two business days.	■ Accounts with wire-redemption or ACH on Demand privileges. ■ Requests by phone or mail.

27

HOW TO REACH THE FUND

Shareholder Service Center
Toll free: 877-870-2874
Fax: 888-606-8252

Mail:
Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
30 Dan Road
Canton, MA 02021-2809

Internet Web Site:
WWW.CREDIT-SUISSE.COM/US

WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[Credit Suisse Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and
Account registration]

■   SELLING SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

■  accounts whose address of record has been changed within the past 30 days

■  redemptions in certain large accounts (other than by exchange)

■  requests to send the proceeds to a different payee or address than on record

■  shares represented by certificates, which must be returned with your sell order

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's transfer agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Further information can be obtained by calling us at our shareholder services toll-free number.

■   RECENTLY PURCHASED SHARES

For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another Credit Suisse Fund.

■   LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

28

MINIMUM TO KEEP AN ACCOUNT OPEN

Regular account:	$2,000
IRAs:	$250
Transfers/Gifts to Minors:	$250

The fund reserves the right to modify or waive this requirement. If the fund increases the minimum amount required to keep an account open, it will give current shareholders 15 days' notice of any increase. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

877-870-2874

MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

29

SHAREHOLDER SERVICES

■   AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling the Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Fund. Not available for IRAs.

■   STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. Please call 877-870-2874 if you would like to receive additional reports, Prospectuses or proxy statements.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

■   RETIREMENT PLANS

Credit Suisse offers a range of tax-advantaged retirement accounts, including:

■  Traditional IRAs

■  Roth IRAs

■  Spousal IRAs

■  Rollover IRAs

■  SEP IRAs

To transfer your IRA to Credit Suisse, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

■   TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA)

30

or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

■   ACCOUNT CHANGES

Call the Shareholder Service Center to update your account records whenever you change your address. The Shareholder Service Center can also help you change your account information or privileges.

31

OTHER POLICIES

■   TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and the fund does not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear.

If you wire money without first calling the Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the Exchange, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial services firm may charge a fee to send or receive wire transfers.

While the fund monitors telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

Uncashed redemption or distribution checks do not earn interest.

■   FREQUENT PURCHASES AND
■   SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Directors. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the

32

account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. The fund's distributor enters into agreements with financial intermediaries that require such financial intermediaries to provide certain information to help detect frequent trading activity by their clients or customers and to eliminate frequent trading by these clients and customers.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund – Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. Also, shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares that may define market timing differently than the fund does and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

■   SPECIAL SITUATIONS

The fund reserves the right to:

■  charge a wire-redemption fee

■  make a "redemption in kind" – payment in portfolio securities rather than cash – for certain large redemption amounts that could hurt fund operations

■  suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

■  stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

877-870-2874

MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

33

OTHER INFORMATION

■   ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse, is responsible for:

■  making the fund available to you

■  account servicing and maintenance

■  other administrative services related to sale of the Common Class shares

CSAMSI, Credit Suisse or affiliates may make additional payments out of their own resources to firms offering Common Class shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the fund may reimburse a portion of these payments.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund – Distribution and Shareholder Servicing" in the SAI.

34

FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

■   ANNUAL/SEMIANNUAL
■   REPORTS TO SHAREHOLDERS

Includes financial statements, portfolio investments and detailed performance information.

The Annual Report also contains a letter from the fund's portfolio managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

■   OTHER INFORMATION

A current SAI, which provides more details about the fund, is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone (202) 551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:

877-870-2874

BY FACSIMILE:

888-606-8252

BY MAIL:

Credit Suisse Funds

P.O. Box 55030

Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:

Boston Financial Data Services, Inc.

Attn: Credit Suisse Funds

30 Dan Road

Canton, MA 02021-2809

ON THE INTERNET:

www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC file number:

Credit Suisse

Mid-Cap Core Fund  811-05396

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  MCC-PRO-CMN-0210

CREDIT SUISSE ADVISOR FUNDS

Prospectus

Advisor Class: WEGTX

March 1, 2010

■  CREDIT SUISSE
MID-CAP CORE FUND

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Advisor Funds are advised by Credit Suisse Asset Management, LLC.

CONTENTS

INVESTMENT OBJECTIVE	4

FEES AND FUND EXPENSES	4

EXAMPLE	5

PORTFOLIO TURNOVER	5

PRINCIPAL INVESTMENT STRATEGIES	6

PRINCIPAL RISKS OF INVESTING IN THE FUND	7

PERFORMANCE SUMMARY	8

MANAGEMENT	9

PURCHASE AND SALE OF FUND SHARES	10

TAX INFORMATION	11

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES	11

THE FUND IN DETAIL	12

The Management Firm	12

Multi-Class Structure	12

Goal and Strategies	12

Portfolio Investments	14

Risk Factors	14

Investor Profile	16

CERTAIN INVESTMENT PRACTICES	17

FINANCIAL HIGHLIGHTS	19

MEET THE MANAGERS	20

MORE ABOUT YOUR FUND	21

Share Valuation	21

Account Statements	22

Distributions	22

Taxes	22

OTHER INFORMATION	24

About the Distributor	24

BUYING SHARES	25

SELLING SHARES	28

SHAREHOLDER SERVICES	30

OTHER POLICIES	31

FOR MORE INFORMATION	back cover

3

INVESTMENT OBJECTIVE

The fund seeks maximum capital appreciation.

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE
Redemption fees	NONE
Exchange fees	NONE
Annual fund operating expenses (deducted from fund assets)
Management fee	0.70%
Distribution and service (12b-1) fee	0.50%
Other expenses	0.98%
Total annual fund operating expenses	2.18%

4

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
ADVISOR CLASS (with or without redemption)	$221	$682	$1,169	$2,513

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 434% of the average value of its portfolio.

5

PRINCIPAL INVESTMENT STRATEGIES

The fund invests at least 80% of its assets, plus any borrowings for investment purposes, in equity securities of "mid cap" companies. The fund uses proprietary quantitative models designed to:

■  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

■  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks, and

■  help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Standard & Poor's MidCap 400® Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

The fund may invest in small companies that may have less experienced management, limited product lines, unproven track records or inadequate capital reserves. The fund may also invest in emerging growth companies – small or medium-size companies that have passed their startup phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

6

PRINCIPAL RISKS OF INVESTING IN THE FUND

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

SMALL AND MEDIUM-SIZED COMPANIES

In general, stocks of small and medium-sized companies trade in lower volumes and are subject to greater or more unpredictable price changes then stocks of larger companies or the market overall. Small companies may have less experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity and other risks. Key information about the company may be inaccurate or unavailable.

7

PERFORMANCE SUMMARY

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us) or by calling Credit Suisse Funds at 800-222-8977.

*    The fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

AVERAGE ANNUAL TOTAL RETURNS

PERIOD ENDED 12/31/09:	ONE YEAR 2009	FIVE YEARS 2005-2009	TEN YEARS 2000-2009
RETURN BEFORE TAXES	34.85%	-0.17%	-3.00%
RETURN AFTER TAXES ON DISTRIBUTIONS	34.70%	-0.22%	-3.46%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	22.65%	-0.17%	-2.61%
STANDARD & POOR'S MIDCAP 400® INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	37.37%	3.27%	6.37%

  ■  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

8

MANAGEMENT

Investment adviser: Credit Suisse Asset Management, LLC ("Credit Suisse")

Portfolio managers: The Credit Suisse Quantitative Equities Group is responsible for the day-to-day portfolio management of the fund. Jordan Low, Director of Credit Suisse, Constantin Filitti, Ph.D., Director of Credit Suisse, and Timothy Schwider, Ph.D., Director of Credit Suisse, are portfolio managers of the Credit Suisse Quantitative Equities Group. Messrs. Low, Filitti and Schwider are the co-lead managers of the Credit Suisse Quantitative Equities Group. Mr. Low has been a portfolio manager for the fund since February 2008. Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

9

PURCHASE AND SALE OF FUND SHARES

Eligible investors may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund's net asset value determined after receipt of your request in proper form.

The fund does not impose minimum initial or subsequent investment requirements for Advisor Class shares. Your financial services firm may impose its own investment minimum amount requirements.

Shares may be redeemed by mail, phone, wire or ACH transfer.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial representative or contact the fund by phone (Credit Suisse Funds at 800-222-8977).

10

TAX INFORMATION

The fund's distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account, in which case your withdrawals from such account may be taxed as ordinary income.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES

If you purchase the fund through a broker/dealer or other financial representative (such as a bank), the fund and its related companies may pay the representative for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other representative and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial representative's website for more information.

11

THE FUND IN DETAIL

■   THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC

Eleven Madison Avenue
New York, NY 10010

■  Investment adviser for the fund

■  Responsible for managing the fund's assets according to its goals and strategies

■  Is part of the asset management business of Credit Suisse Group AG, one of the world's leading banks

■  Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory environments

The fund pays advisory fees at the annual rate of 0.70% of its average daily net assets. For the 2009 fiscal year, the fund paid Credit Suisse 0.47% of its average net assets for advisory services.

A discussion regarding the basis for the Board of Directors' approval of the fund's investment advisory contract is available in the fund's Semi-Annual Report to shareholders for the period ended April 30, 2009.

Credit Suisse will waive fees and reimburse expenses so that the fund's annual operating expenses will not exceed 1.95% of the fund's average daily net assets for Advisor Class shares. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" throughout this Prospectus.

■   MULTI-CLASS STRUCTURE

This Prospectus offers Advisor Class shares of the fund, which are sold to eligible investors directly or through financial intermediaries with no front-end or contingent deferred sales charge but with an ongoing distribution and service fee of 0.50% per annum. The fund also offers Common Class and Class A, Class B and Class C shares through separate Prospectuses. Common Class shares are sold with no front-end or deferred sales charges but are closed to new investors, with certain exceptions. Class A, Class B and Class C shares are sold through financial services firms with front-end sales and/or deferred sales charges.

■   GOAL AND STRATEGIES

The fund seeks maximum capital appreciation. Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of "mid cap" companies. The fund considers a "mid cap" company to be one that is represented in the Standard & Poor's MidCap 400® Index ("S&P 400 Index") or has similar attributes and capitalizations to companies in the S&P 400 Index. As of December 31, 2009, the market

12

capitalizations of companies in the S&P 400 Index ranged from approximately $293.49 million to $8.24 billion.

The fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The fund's portfolio managers select securities for the fund using proprietary quantitative models, which are designed to:

■  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

■  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks, and

■  help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio managers apply the proprietary quantitative models to companies that are represented in the S&P 400 Index, as well as other companies with similar attributes and capitalizations to the companies in the S&P 400 Index. A stock may be overweighted or underweighted in relation to the S&P 400 Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics. In general, the fund maintains investment attributes that are similar to those of the S&P 400 Index, and limits its divergence from the S&P 400 Index in terms of market, industry and sector exposures.

The fund may invest in small companies that may have less experienced management, limited product lines, unproven track records or inadequate capital reserves. The fund may also invest in emerging growth companies – small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

Some companies may fall outside the definition of a mid cap company after the fund has purchased their securities. These companies continue to be considered mid cap for purposes of the fund's minimum 80% allocation to mid cap company equities. In addition, the fund may invest in companies of any size once the 80% policy is met. As a result, the fund's average market capitalization may sometimes exceed that of the largest company in the S&P 400 Index or be lower than that of the smallest company in the S&P 400 Index.

The fund's 80% investment policy may be changed by the Board of Directors on 60 days' notice to shareholders. The fund's investment

13

objective may be changed without shareholder approval.

■   PORTFOLIO INVESTMENTS

The fund's equity holdings may include:

■  common stocks and preferred stocks

■  securities convertible into common stocks

■  rights and warrants

The fund may invest up to 10% of its assets in foreign securities. To a limited extent, it may also engage in other investment practices.

■   RISK FACTORS

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

PRINCIPAL RISK FACTORS

Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds, and the mutual funds that invest in them.

Model Risk The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

Portfolio Turnover Risk Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Small and Medium-Sized Companies In general, stocks of small and medium-sized companies trade in lower volumes and are subject to greater or more unpredictable price changes then stocks of larger companies or the market overall. Small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

OTHER RISK FACTORS

Access Risk Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

14

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

■  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

■  Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

Interest Rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

Liquidity Risk Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

15

Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

■   INVESTOR PROFILE

This fund is designed for investors who:

■  are investing for long-term goals

■  are willing to assume the risk of losing money in exchange for attractive potential long-term returns

■  are looking for capital appreciation

■  want to diversify their portfolios with a more aggressive stock fund

It may NOT be appropriate if you:

■  are investing for a shorter time horizon

■  are uncomfortable with an investment that will fluctuate in value

■  are looking for income

You should base your investment decision on your own goals, risk preferences and time horizon.

16

CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

■  Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

☐  Permitted, but not expected to be used to a significant extent

INVESTMENT PRACTICE	LIMIT
Borrowing The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	33 1/3%

Foreign securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, valuation risks.	10%

Futures and options on futures Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.[1] Correlation, currency, hedged exposure, interest rate, market,
speculative exposure risks.[2]	☐

Options Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The fund may purchase or sell (write) both put and call options for hedging or speculative purposes.[1] Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.	25%

Real estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income
producing real estate or real estate related loans or interests. Credit, liquidity, interest rate, market risks.	☐

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	10%

Securities lending Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.	33 1/3%

17

INVESTMENT PRACTICE	LIMIT
Special situation companies Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special situation company could decline in value and hurt the fund's performance if the
anticipated benefits of the special situation do not materialize. Information, market risks.	■

Start up and other small companies Companies with small relative market capitalizations, including
those with continuous operations of less than three years. Information, liquidity, market, valuation risks.	■

Temporary defensive tactics Placing some or all of the fund's assets in investments such as money-market obligations for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal
investment strategies and might prevent the fund from achieving its goal.	☐

Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%

1  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2  The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

18

FINANCIAL HIGHLIGHTS

The financial highlights table shows the fund's audited financial performance for up to five years. Certain information in the table reflects results for a single share of the fund. Total return in the tables represents how much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital gain distributions.

The figures below have been audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the fund's Annual Report. The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

YEAR ENDED:	10/09	10/08	10/07	10/06	10/05
Per share data
Net asset value, beginning of year	$22.84	$36.09	$30.70	$29.42	$26.18
Investment Operations
Net investment income (loss)[1]	0.06	(0.08)	(0.23)	(0.33)	(0.40)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.24	(13.17)	5.62	1.61	3.64
Total from investment operations	3.30	(13.25)	5.39	1.28	3.24
Less Dividends
Dividends from net investment income	(0.08)	—	—	—	—
Total dividends	(0.08)	—	—	—	—
Net asset value, end of year	$26.06	$22.84	$36.09	$30.70	$29.42
Total return[2]	14.55%	(36.71)%	17.56%	4.35%	12.38%
Ratios and supplemental data
Net assets, end of year (000s omitted)	$4,563	$4,844	$10,892	$16,250	$24,851
Ratio of expenses to average net assets	1.95%	1.82%	1.75%	1.85%	1.89%
Ratio of net investment income (loss) to average net assets	0.28%	(0.25)%	(0.68)%	(1.06)%	(1.37)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%	—	0.01%	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

19

MEET THE MANAGERS

Jordan Low, Constantin Filitti, and Timothy Schwider are portfolio managers of the Credit Suisse Quantitative Equities Group and responsible for the day-to-day portfolio management of the fund. Messrs. Low, Filitti and Schwider are the co-lead managers of the Credit Suisse Quantitative Equities Group. Mr. Low has been a portfolio manager for the fund since February 2008. Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

Jordan Low, Director, is global head of research and portfolio management for quantitative equity products. He joined Credit Suisse in February 2008. Mr. Low joined Credit Suisse Group AG in 2005 and was the U.S. Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining Credit Suisse Group AG, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Constantin Filitti, Ph.D., Director, is a quantitative equity portfolio manager focused on relative value and timing strategies, as well as optimal portfolio construction in the Credit Suisse Quantitative Equities Group. Mr. Filitti joined Credit Suisse Asset Management, LLC in May 2008. From November 2004 to May 2008 he worked as a portfolio manager and researcher managing and developing quantitative global macro strategies for the Quantitative Strategies Group of Goldman Sachs Asset Management ("GSAM"). From August 2002 to October 2004 he worked in the Pension and Insurance Services Group of GSAM in Frankfurt, Germany where he was responsible for developing and structuring investment strategies for institutional clients. Mr. Filitti holds a B.A. and M.A. in Economics and a Ph.D. in Finance from the University of St. Gallen in Switzerland.

Timothy Schwider, Ph.D., Director, is a quantitative equity portfolio manager focused on European and Japanese models in the Credit Suisse Quantitative Equities Group. Mr. Schwider joined Credit Suisse Asset Management, LLC in September 2008. Mr. Schwider was a proprietary trader at JPMorgan from June 2002 to August 2008, and a quantitative analyst at Goldman Sachs from September 1998 to October 2000. Mr. Schwider holds a B.S. in Mathematics from Harvey Mudd College and a Ph.D in Mathematics from the University of Michigan.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Job titles indicate position with the investment adviser.

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MORE ABOUT YOUR FUND

■   SHARE VALUATION

The net asset value ("NAV") of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

The fund may also use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service, which has been approved by the Board of Directors, to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to

21

price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

■   ACCOUNT STATEMENTS

In general, you will receive account statements or notices as follows:

■  after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

■  after any changes of name or address of the registered owner(s)

■  otherwise, every calendar quarter

You will receive annual and semiannual financial reports.

■   DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends at other times if necessary for the fund to avoid a federal tax.

Distributions may be reinvested in additional shares. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year at www.credit-suisse.com/us or by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

■   TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser

22

with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2010, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed on such distributions at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends received from U.S. corporations (other than certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date" – the date that establishes you as the person to receive the upcoming distribution – you may receive a portion of the money you just invested in the form of a taxable distribution.

A dividend declared by the fund in October, November or December and paid during January of the following year may in certain circumstances be treated as if paid in December for tax purposes.

Credit Suisse will mail you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide the fund, or the fund's paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

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OTHER INFORMATION

■   ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse, is responsible for:

■  making the fund available to you

■  account servicing and maintenance

■  other administrative services related to sale of the Advisor Class shares

Certain institutions and financial-services firms may offer Advisor Class shares to their clients and customers (or participants in the case of retirement plans). These firms provide distribution, administrative and shareholder services for fund shareholders. The fund has adopted a Rule 12b-1 shareholder-servicing and distribution plan to compensate these firms for their services. The current 12b-1 fee is 0.50% per annum of average daily net assets of the fund's Advisor Class shares, although under the 12b-1 plan the fund is authorized to pay up to 0.75% per annum of average daily net assets of the fund's Advisor Class shares. CSAMSI, Credit Suisse or their affiliates may make additional payments out of their own resources to firms offering Advisor Class shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the fund may reimburse a portion of these payments.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund – Distribution and Shareholder Servicing" in the SAI.

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BUYING SHARES

■   OPENING AN ACCOUNT

Your account application provides the fund with information necessary to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

If you need an application, call the Institutional Services Center to receive one by mail or fax.

You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV. The fund reserves the right to reject any purchase order.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

■   BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. If your request is received in proper form by the close of the Exchange (usually 4 p.m. eastern time), your transaction will be priced at that day's NAV. If your request is received after that time, it will be priced at the next business day's NAV. "Proper form" means the fund or your financial services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).

■   FINANCIAL SERVICES FIRMS

You can also buy and sell fund shares through a variety of financial services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order in proper form, it is considered received by the fund and will be priced at the next-computed NAV.

Financial services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Financial services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

■   ADDING TO AN ACCOUNT

You can add to your account in a variety of ways, as shown in the "Buying Shares" table. If you want to use

25

Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Advisor Class account application.

■   INVESTMENT CHECKS

Checks should be made payable in U.S. dollars to Credit Suisse Advisor Funds. Unfortunately, the fund cannot accept "starter" checks that do not have your name pre-printed on them. The fund also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Advisor Funds. These types of checks will be returned to you and your purchase order will not be processed.

■   EXCHANGING SHARES

The fund reserves the right to:

■  reject any purchase order made by means of an exchange from another fund

■  change or discontinue its exchange privilege after 60 days' notice to current investors

■  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

26

BUYING SHARES

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK

■ Complete the Credit Suisse Advisor Funds New Account Application. ■ Make your check payable to Credit Suisse Advisor Funds. ■ Write the fund name on the check. ■ Mail to Credit Suisse Advisor Funds.	■ Make your check payable to Credit Suisse Advisor Funds. ■ Write the account number and the fund name on your check. ■ Mail to Credit Suisse Advisor Funds.

BY EXCHANGE

■ Call the Institutional Services Center to request an exchange from another Credit Suisse Advisor Fund or portfolio. Be sure to read the current Prospectus for the new fund or portfolio.
■ If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.	■ Call the Institutional Services Center to request an exchange from another Credit Suisse Advisor Fund or portfolio.
■ If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.

BY WIRE

■ Complete and sign the New Account Application.
■ Call the Institutional Services Center and fax the signed New Account Application by 4 p.m. eastern time.
■ The Institutional Services Center will telephone you with your account number. Please be sure to specify the account registration, account number and the fund name on your wire advice.
■ Wire your initial investment for receipt that day.
■ Mail the original, signed application to Credit Suisse Advisor Funds.	■ Call the Institutional Services Center by 4 p.m. eastern time to inform the Shareholder Service Center of the incoming wire. Please be sure to specify the account registration, account number and the fund name on your wire advice.
■ Wire the money for receipt that day.

BY ACH TRANSFER

■ Cannot be used to open an account.	■ Call the Institutional Services Center to request an ACH transfer from your bank.
■ Your purchase will be effective at the next NAV calculated after the fund receives your order in proper form.
■ Requires ACH on Demand privileges.

INSTITUTIONAL SERVICES CENTER 800-222-8977

MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

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SELLING SHARES

SELLING SOME OR ALL OF YOUR SHARES	CAN BE USED FOR
BY MAIL

Write a letter of instruction that includes:
■ your name(s) and signature(s) or, if redeeming on an investor's behalf, the name(s) of the registered owner(s) and the signature(s) of their legal representative(s)
■ the fund name and account number
■ the dollar amount you want to sell
■ how to send the proceeds
Obtain a signature guarantee or other documentation, if required (see "Selling Shares in Writing").
Mail the materials to Credit Suisse Advisor Funds. If only a letter of instruction is required, you can fax it to the Institutional Shareholder Services Center (unless a signature guarantee is required).	■ Sales of any amount.

BY EXCHANGE

■ Call the Institutional Services Center to request an exchange into another Credit Suisse Advisor Fund or portfolio. Be sure to read the current Prospectus for the new fund or portfolio.	■ Accounts with telephone privileges. If you do not have telephone privileges, mail or fax a letter of instruction to exchange shares.

BY PHONE

Call the Institutional Services Center to request a redemption. You can receive the proceeds as:
■ a check mailed to the address of record
■ an ACH transfer to your bank
■ a wire to your bank
See "By Wire or ACH Transfer" for details.	■ Accounts with telephone privileges.

BY WIRE OR ACH TRANSFER

■ Complete the "Wire Instructions" or "ACH on Demand" section of your New Account Application.
■ For federal-funds wires, proceeds will be wired on the next business day. For ACH transfers, proceeds will be delivered within two business days.	■ Accounts with wire-redemption or ACH on Demand privileges. ■ Requests by phone or mail.

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HOW TO REACH THE FUND

Institutional Services Center
Toll Free: 800-222-8977
Fax: 888-606-8252

Mail:
Credit Suisse Advisor Funds
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Advisor Funds
30 Dan Road
Canton, MA 02021-2809

Internet Web Site:
WWW.CREDIT-SUISSE.COM/US

WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[Credit Suisse Advisor Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and Account
registration]

■   SELLING SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

■  accounts whose address of record has been changed within the past 30 days

■  redemptions in certain large accounts (other than by exchange)

■  requests to send the proceeds to a different payee or address than on record

■  shares represented by certificates, which must be returned with your sell order

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's transfer agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Further information can be obtained by calling the fund at the institutional services toll-free number.

■   RECENTLY PURCHASED SHARES

For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another Credit Suisse Advisor Fund.

INSTITUTIONAL SERVICES CENTER 800-222-8977

MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

29

SHAREHOLDER SERVICES

■   AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling the Institutional Services Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals.

■   STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. Please call 800-222-8977 if you would like to receive additional reports, Prospectuses or proxy statements.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

■   TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

■   ACCOUNT CHANGES

Call the Institutional Services Center to update your account records whenever you change your address. The Institutional Services Center can also help you change your account information or privileges.

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OTHER POLICIES

■   TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and the fund does not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear.

If you wire money without first calling the Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the Exchange, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

While the fund monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

Uncashed redemption or distribution checks do not earn interest.

■   FREQUENT PURCHASES AND
■   SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Directors. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange

31

purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. The fund's distributor enters into agreements with financial intermediaries that require such financial intermediaries to provide certain information to help detect frequent trading activity by their clients or customers and to eliminate frequent trading by these clients and customers.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund – Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. Also, shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares that may define market timing differently than the fund does and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

■   SPECIAL SITUATIONS

The fund reserves the right to:

■  impose minimum account balance requirements and increase them after 15 days' notice to current investors

■  charge a wire-redemption fee

■  make a "redemption in kind" – payment in portfolio securities rather than cash – for certain large redemption amounts that could hurt fund operations

■  suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

■  stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

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FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

■   ANNUAL/SEMIANNUAL
■   REPORTS TO SHAREHOLDERS

Includes financial statements, portfolio investments and detailed performance information.

The Annual Report also contains letters from the fund's portfolio managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

■   OTHER INFORMATION

A current SAI, which provides more detail about the fund, is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone (202) 551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Advisor Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:

800-222-8977

BY FACSIMILE:

888-606-8252

BY MAIL:

Credit Suisse Advisor Funds

P.O. Box 55030

Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:

Boston Financial Data Services, Inc.

Attn: Credit Suisse Advisor Funds

30 Dan Road

Canton, MA 02021-2809

ON THE INTERNET:

www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC file number:

Credit Suisse

Mid-Cap Core Fund  811-05396

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  MCC-PRO-ADV-0210

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

CREDIT SUISSE MID-CAP CORE FUND

Ticker Symbol
Class A	CUWAX
Class B	CUGBX
Class C	CUGCX
Advisor Class	WEGTX
Common Class	CUEGX

This Statement of Additional Information provides information about Credit Suisse Mid-Cap Core Fund (the “Fund”) that supplements information contained in the Prospectus for the Common shares of the Fund, the Prospectus for the Advisor shares of the Fund and the Prospectus for the Class A, B and C shares of the Fund, each dated March 1, 2010, each as amended or supplemented from time to time (each, a “Prospectus,” and collectively, the “Prospectuses”).

The Fund’s audited Annual Report dated October 31, 2009 for the classes of shares it makes available, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, is incorporated herein by reference.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses.  Copies of the Prospectuses and the Annual Report can be obtained by writing or telephoning:

Class A, Class B, Class C and Common Shares Credit Suisse Funds P.O. Box 55030 Boston, Massachusetts 02205-5030 877-870-2874	Advisor Shares Credit Suisse Advisor Funds P.O. Box 55030 Boston, Massachusetts 02205-5030 Attn: Institutional Services 800-222-8977

i

Investment Advisory Agreement	36
Administration Agreements	38
Code of Ethics	41
Custodian and Transfer Agent	42
Organization of the Fund	42
Distribution and Shareholder Servicing	43
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	48
Redemptions	50
Automatic Cash Withdrawal Plan	51
Special Provisions Applicable to Class B and Class C Shares	51
EXCHANGE PRIVILEGE	52
ADDITIONAL INFORMATION CONCERNING TAXES	53
The Fund	53
Special Tax Considerations	55
Zero Coupon Securities	56
Constructive Sales	56
Straddles	56
Options and Section 1256 Contracts	57
Swaps	57
Foreign Currency Transactions	58
Tax Credit Bonds	58
Passive Foreign Investment Companies	59
Foreign Taxes	59
Taxation of U.S. Shareholders	59
Dividends and Distributions	59
Sales of Shares	61
Backup Withholding	61
Notices	62
Other Taxes	62
Taxation of Non-U.S. Shareholders	62
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL	63
MISCELLANEOUS	63
FINANCIAL STATEMENTS	65

APPENDIX A - PROXY VOTING POLICY	A-1
APPENDIX B - DESCRIPTION OF RATINGS	B-1
APPENDIX C - SPECIAL FEE ARRANGEMENTS	C-1

ii

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund’s investment objective and policies in the Prospectuses.  There are no assurances that the Fund will achieve its investment objective.

The Fund’s investment objective is maximum capital appreciation.  The Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies.

These percentage requirements will not be applicable during periods when the Fund pursues a temporary defensive strategy, as discussed below.  The Fund’s 80% investment policy may be changed by the Board of Directors of the Fund (the “Board”) on 60 days’ notice to shareholders.

General Investment Strategies

The Fund is not obligated to pursue any of the following strategies and does not represent that these techniques are available now or will be available at any time in the future.

Hedging Generally.  The Fund may enter into options, futures and currency exchange transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position.  A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.  As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged.  In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge.  With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund’s assets.

In hedging transactions based on an index, whether the Fund will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security.  The risk of imperfect correlation increases as the composition of the Fund’s portfolio varies from the composition of the index.  In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund’s hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position.  Such “over hedging” or “under hedging” may adversely affect the Fund’s net investment results if the markets do not move as anticipated when the hedge is established.  Securities index futures transactions may be subject to additional correlation risks.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets.  Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market also may cause temporary price distortions.  Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by Credit Suisse Asset Management, LLC (“Credit Suisse” or the “Adviser”) still may not result in a successful hedging transaction.

The Fund will engage in hedging transactions only when deemed advisable by Credit Suisse, and successful use by the Fund of hedging transactions will be subject to Credit Suisse’s ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate.  This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful.  Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends.  Losses incurred in hedging transactions and the costs of these transactions will affect the Fund’s performance.

To the extent that the Fund engages in the strategies described below, the Fund may experience losses greater than if these strategies had not been utilized.  In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Fund may be unable to close out a position without incurring substantial losses, if at all.  The Fund is also subject to the risk of a default by a counterparty to an off-exchange transaction.

Options on Securities and Securities Indices and Currency Exchange Transactions

The Fund may purchase and write (sell) options of up to 25% of its total assets on securities, securities indices and currencies for hedging purposes or to increase total return.  The Fund may enter into futures contracts and options on futures contracts on securities, securities indices, foreign currencies interest rates and may engage in spot and forward currency exchange transactions (known as “foreign exchange transactions”) for these same purposes, which may involve speculation.  The amount of assets considered to be “at risk” in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

Securities Options.  The Fund may write covered put and call options on stock and debt securities and may purchase such options that are traded on foreign and U.S. exchanges, as well as over-the-counter (“OTC”) options.  The Fund realizes fees (referred to as “premiums”) for granting the rights evidenced by the options it has written.  A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time.  In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.  However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period.  Writing securities options may result in substantial losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone.  In return for a premium, the Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected).  When the Fund writes call options, it retains the risk of a decline in the price of the underlying security.  The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices decline, the put writer would expect to suffer a loss.  This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

In the case of options written by the Fund that are deemed covered by virtue of the Fund’s holding convertible or exchangeable preferred stock, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice.  In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery.  By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Options written by the Fund will normally have expiration dates between one and nine months from the date written.  The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written.  In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.  The Fund may write (i) in-the-money call options when Credit Suisse expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when Credit Suisse expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when Credit Suisse expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.  In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.  Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions.  To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Fund may realize a profit or loss from the sale.  An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market.  When the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.  Similarly, in cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration).  The Fund’s obligation under an option it has written would be terminated by a closing purchase transaction (the Fund would not be deemed to own an option as a result of the transaction).  So long as the Fund’s obligation as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price.  This obligation terminates when the option expires or the Fund effects a closing purchase transaction.  The Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  Moreover, the Fund’s ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund.  The Fund, however, will purchase OTC options only from dealers whose debt securities, as determined by Credit Suisse, are considered to be investment grade.  If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers).  It is possible that the Fund and other clients of Credit Suisse and certain of its affiliates may be considered to be such a group.  A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.  These limits may restrict the number of options the Fund will be able to purchase on a particular security.

Securities Index Options.  The Fund may purchase and write exchange-listed and OTC put and call options on securities indexes.  A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index.  Some securities index options are based on a broad market index, such as the New York Stock Exchange (“NYSE”) Composite Index, or a narrower market index such as the Standard & Poor’s 100.  Indexes may also be based on a particular industry or market segment.

Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different.  Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.”  Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple.  The writer of the option is obligated, in return for the premium received, to make delivery of this amount.  Securities index options may be offset by entering into closing transactions as described above for securities options.

OTC Options.  The Fund may purchase OTC or dealer options or sell covered OTC options.  Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options.  A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option.  If the Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised.  If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not.  Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it.  Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option.  Although the Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration.  The inability to enter into a closing transaction may result in material losses to the Fund.  Until the Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised.  This requirement may impair the Fund’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

Currency Exchange Transactions.  The value in U.S. dollars of the Fund’s assets that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Fund may incur costs in connection with conversion between various currencies.  Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies.  The Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into currency futures contracts or options on such contracts (as described below), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.  The Fund may engage in currency transactions for both hedging purposes and to increase total return, which may involve speculation.

Forward Currency Contracts.  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract.  These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers.  Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

The Fund may also enter into forward currency contracts with respect to specific transactions.  For example, when the Fund anticipates the receipt in a foreign currency of interest payments on a security that it holds, the Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction.  The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

At or before the maturity of a forward contract entered into to hedge against currency fluctuations with respect to a portfolio security, the Fund may either sell the portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction.  If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Fund.  To the extent the Fund engages in forward currency contracts to generate current income, the Fund will be subject to these risks which the Fund might otherwise avoid (e.g., through use of hedging transactions).

Currency Options.  The Fund may purchase exchange-traded put and call options on foreign currencies.  Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised.  Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

Currency Hedging.  The Fund’s currency hedging will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities.  Position hedging is the sale of forward currency with respect to portfolio security positions.  The Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

A decline in the U.S. dollar value of a foreign currency in which the Fund’s securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant.  The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future.  For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Fund may purchase foreign currency put options.  If the value of the foreign currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted.  Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency.  The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates.  The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs.  Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved.  Instead, profit to the currency trader is included in the purchase price.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.  If a devaluation is generally anticipated, the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund’s investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund’s investments denominated in that currency.  A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against a price decline if the issuer’s creditworthiness deteriorates.

Futures Activities

The Fund may enter into foreign currency, interest rate and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the “CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate.  An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.  These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes, including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return.  Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be “bona fide hedging” will not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.  The Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts in accordance with the Fund’s policies.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Futures Contracts.   A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place.  An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place.  Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes.  A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.  The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

No consideration is paid or received by the Fund upon entering into a futures contract.  Instead, the Fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount).  This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations.  Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”  The Fund will also incur brokerage costs in connection with entering into futures contracts.

At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.  Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange).  No secondary market for such contracts exists.  Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time.  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day.  It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses.  In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.  In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so.  In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position.  Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Options on Futures Contracts.  The Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.  The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put).  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.  The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs).  Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

Asset Coverage for Forward Contracts, Options, Futures and Options on Futures.  The Fund will comply with guidelines established by the U.S. Securities and Exchange Commission (the “SEC”) with respect to coverage of forward currency contracts; options written by the Fund on currencies, securities and indexes; and currency, interest rate and index futures contracts and options on these futures contracts.  These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies.  Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.  As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

For example, a call option written by the Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised.  A call option written by the Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis.  A put option written by the Fund may require the Fund to segregate assets (as described above) equal to the exercise price.  The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund.  If the Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held.  The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation.  Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Additional Information on Other Investment Practices

U.S. Government Securities.  The obligations issued or guaranteed by the U.S. government in which the Fund may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities.  Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance.  Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance.  Included among the obligations issued by agencies and instrumentalities of the United States are instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association (“GNMA”)); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported solely by the credit of the instrumentality or government-sponsored enterprise (such as Fannie Mae and Freddie Mac bonds).

Until recently, Fannie Mae and Freddie Mac were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. government. The value of the companies’ securities fell sharply in 2008 due to concerns that the companies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that Fannie Mae and Freddie Mac could purchase in certain residential areas and, until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into preferred stock purchase agreements (“PSPAs”) under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful.

Other U.S. Government Securities the Fund may invest in include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association.  Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if Credit Suisse determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Money Market Obligations.  The Fund is authorized to invest, under normal market conditions, up to 20% of its net assets in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five years or less remaining to maturity) money market obligations and for temporary defensive purposes may invest in these securities without limit.  These instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers’ acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments or, if unrated, deemed by Credit Suisse to be high quality investments; commercial paper rated no lower than A-2 by Standard & Poor’s, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

Repurchase Agreements.  The Fund may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers.  Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date.  Under the terms of a typical repurchase agreement, the Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period.  This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period.  The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest.  The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert this right.  Credit Suisse monitors the creditworthiness of those bank and non-bank dealers with which the Fund enters into repurchase agreements to evaluate this risk.  A repurchase agreement is considered to be a loan under the Investment Company Act of 1940, as amended (“1940 Act”).

Money Market Mutual Funds.  The Fund may invest up to 5% of its assets in securities of money market mutual funds, including those that are affiliated with the Fund or Credit Suisse, when Credit Suisse believes that it would be beneficial to the Fund and appropriate considering the factors of return and liquidity.  A money market mutual fund is an investment company that invests in short-term high quality money market instruments.  A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year.  As a shareholder in any mutual fund, the Fund will bear its ratable share of the mutual fund’s expenses, including management fees, and will remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested.

Convertible Securities.  Convertible securities in which the Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock.  Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock.  Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality.  The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock.  Subsequent to purchase by the Fund, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the Fund.  Neither event will require sale of such securities, although Credit Suisse will consider such event in its determination of whether the Fund should continue to hold the securities.

Securities of Other Investment Companies.  The Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order.  Presently, under the 1940 Act, the Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets.  As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Lending of Portfolio Securities.  The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.  These loans, if and when made, may not exceed 33 1/3% of the Fund’s total assets (including the loan collateral).  Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 100% (105% in the case of foreign securities) of the current market value of the loaned securities.  Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a “finder.”

By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral.  The Fund will adhere to the following conditions whenever its portfolio securities are loaned:  (i) the Fund must receive at least 100% (105% in the case of foreign securities) cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities.  Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.  Default by or bankruptcy of a borrower would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of underlying securities.  The Fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan. Any loans of the Fund’s securities will be fully collateralized and marked to market daily.

Payments received by the Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of the Fund’s dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains.  See “Additional Information Concerning Taxes.”

Foreign Investments.  The Fund may invest up to 10% of its total assets in the securities of foreign issuers.  Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers.  Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.  In addition, foreign investments by the Fund are subject to the risk that natural disasters (such as an earthquake) will weaken a country’s economy and cause investments in that country to lose money.  Natural disaster risks are, of course, not limited to foreign investments and may apply to the Fund’s domestic investments as well.  The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Depository Receipts.  The assets of the Fund may be invested in the securities of foreign issuers in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and International Depository Receipts (“IDRs”).  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  EDRs, which are sometimes referred to as Continental Depository Receipts (“CDRs”), are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depository Receipts (“GDRs”), are issued outside the United States.  EDRs (CDRs) and IDRs (GDRs) are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs (CDRs) and IDRs (GDRs) in bearer form are designed for use in European and non-U.S. securities markets, respectively.  For purposes of the Fund’s investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

Foreign Currency Exchange.  Since the Fund may invest in securities denominated in currencies of non-U.S. countries, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.  A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund’s assets denominated in that foreign currency.  Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.  Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.  Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries.  Governmental intervention may also play a significant role.  National governments rarely voluntarily allow their currencies to float freely in response to economic forces.  Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.  The Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of a foreign currency against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

Information.  The majority of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to reporting requirements of, the SEC.  Accordingly, there may be less publicly available information about these securities and about the foreign company or government issuing them than is available about a domestic company or government entity.  Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

Political Instability.  With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

Foreign Markets.  Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies.  Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

Increased Expenses.  The operating expenses of the Fund, to the extent it invests in foreign securities, may be higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Fund, such as cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by other investment companies not investing in foreign securities.  In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

Warrants.  The Fund may invest up to 10% of its net assets in warrants.  The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock.  Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period.  The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment.  At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.  This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.  This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant.  In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security.  If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.  The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof.  Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities.  The Fund may invest up to 10% of its total assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below) and time deposits maturing in more than seven days.  Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation.  Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing.  A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A Securities.  Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public.  Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Credit Suisse anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASDAQ Stock Market, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund’s limit on the purchase of illiquid securities unless the Fund’s Board or its delegates determine that the Rule 144A Securities are liquid.  In reaching liquidity decisions, the Board or its delegates may consider, inter alia, the following factors:  (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities from the Fund.  The Fund’s Board will carefully monitor any investments by the Fund in Rule 144A Securities.  The Board has adopted guidelines and delegated to Credit Suisse the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any determination regarding liquidity.

Borrowing.  The Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities.  Additional investments (including roll-overs) will not be made when borrowings exceed 5% of the Fund’s total assets.  Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  The Fund expects that some of its borrowings may be made on a secured basis.  In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Reverse Repurchase Agreements and Dollar Rolls.  The Fund may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by Credit Suisse) and “dollar rolls.”

Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase them at a mutually agreed-upon date, price and rate of interest.  At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest).  The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest).  The Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.  Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase.  In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Fund also may enter into “dollar rolls,” in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, the Fund would forgo principal and interest paid on such securities.  The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.  At the time the Fund enters into a dollar roll transaction, it will segregate with an approved custodian, cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that their value is maintained.  Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

When-Issued Securities and Delayed-Delivery Transactions.  The Fund may utilize up to 20% of its total assets to purchase securities on a “when-issued” basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Fund engages in when-issued purchases and forward commitments in furtherance of its investment objective.

In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30 to 45 days after the transaction.  The Fund will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction before the settlement date if Credit Suisse deems it advantageous to do so.  The payment obligation and the interest rate that will be received on when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment.  Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.  The Fund will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery.

When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment.  It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.  When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade.  Failure of the seller to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

REITs.  The Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.  Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

Investing in REITs involves certain risks.  A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT.  REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs are also subject to interest rate risks.

Small Capitalization and Emerging Growth Companies; Unseasoned Issuers.  The Fund may invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable.  The term “unseasoned” refers to issuers which, together with their predecessors, have been in operation for less than three years.

Such investments involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general.  In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile.

Although investing in securities of unseasoned issuers offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in better-known, larger companies.

“Special Situation Companies.”  “Special situation companies” are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock.  If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly.  Credit Suisse believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve maximum capital appreciation.  There can be no assurance, however, that a special situation that exists at the time of an investment will be consummated under the terms and within the time period contemplated.

Recent Market Events.    The fixed income markets have experienced a period of extreme volatility, which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-backed securities, asset-backed securities and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments have been experiencing liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline. These events and the continuing market upheavals may have an adverse effect on the Fund.

INVESTMENT RESTRICTIONS

Certain investment limitations of the Fund may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (each, a “Fundamental Restriction”).  Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares.  If a percentage restriction (other than the percentage limitation set forth in Fundamental Restriction No. 1) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund’s assets will not constitute a violation of such restriction.

The investment limitations numbered 1 through 8 are Fundamental Restrictions.  The investment limitations numbered 9 through 11 may be changed by a vote of the Board at any time.

The Fund may not:

1.  Borrow money, except to the extent permitted under the 1940 Act.

2.  Issue senior securities.

3.  Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

4.  Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

5.  Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

6.  Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

7.  Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs and futures contracts and related options.

8.  Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may (a) purchase put and call options on securities, (b) write covered call options on securities, (c) purchase and write put and call options on stock indices and (d) enter into options on futures contracts.

9.  Invest more than 10% of the value of the Fund’s total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.  For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

10.  Invest more than 10% of the value of the Fund’s total assets in time deposits maturing in more than seven calendar days.

11.  Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Fund’s net assets.

PORTFOLIO VALUATION

The following is a description of the procedures used by the Fund in valuing its assets.

Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the time of valuation (the “Valuation Time”).  If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time.  If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board (“Pricing Service”).  If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.

Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments.  The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers.  If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided.  If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation, in which case the security will be valued at such bid quotation.  Options contracts will be valued similarly.  Futures contracts will be valued at the most recent settlement price at the time of valuation.

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board of the Fund.  Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market at the Valuation Time.  If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares at the Valuation Time.  If there is no such closing price, the value will be the most recent bid quotation of the local shares at the Valuation Time.

Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board.  In addition, the Board or its delegates may value a security at fair value if it determines that such security’s value determined by the methodology set forth above does not reflect its fair value.  If the value of a security has been materially affected by events occurring after the relevant market closes, but before the Fund calculates its net asset value, the Fund may price those securities at fair value as determined in good faith in accordance with procedures approved by the Board.

Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading).  In addition, securities trading in a particular country or countries may not take place on all business days in New York.  Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Fund’s net asset value is not calculated.  As a result, the calculation of the Fund’s net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation.  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange.  If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board.

PORTFOLIO TRANSACTIONS

Credit Suisse is responsible for establishing, reviewing and, where necessary, modifying the Fund’s investment program to achieve its investment objective.  Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal.  Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained.  The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer’s mark-up or mark-down.  Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions.  On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.  On most foreign exchanges, commissions are generally fixed.  There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up.  U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.  No brokerage commissions are typically paid on purchases and sales of U.S. Government Securities.

Credit Suisse will select portfolio investments and effect transactions for the Fund.  In selecting broker-dealers, Credit Suisse does business exclusively with those broker-dealers that, in Credit Suisse’s judgment, can be expected to provide the best service.  The service has two main aspects:  the execution of buy and sell orders and the provision of research.  In negotiating commissions with broker-dealers, Credit Suisse will pay no more for execution and research services than it considers either, or both together, to be worth.  The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold.  The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time.  Commissions for the combination of execution and research services that meet Credit Suisse’s standards may be higher than for execution services alone or for services that fall below Credit Suisse’s standards.  Credit Suisse believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed.  Further, Credit Suisse will receive only brokerage or research service in connection with securities transactions that are consistent with the “safe harbor” provisions of Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”) when paying such higher commissions.  Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.  For the fiscal year ended October 31, 2009, the Fund paid no brokerage commissions to brokers and dealers who provided such research services.

All orders for transactions in securities or options on behalf of the Fund are placed by Credit Suisse with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. (“CSAMSI”), the Fund’s distributor and an affiliate of Credit Suisse, and affiliates of Credit Suisse Group AG.  A Fund may utilize CSAMSI or affiliates of Credit Suisse Group AG in connection with a purchase or sale of securities when Credit Suisse believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

The Fund did not pay any commissions to affiliated broker-dealers during the fiscal years ended October 31, 2007, 2008 and 2009, respectively.

Investment decisions concerning specific portfolio securities are made independently from those for other clients advised by Credit Suisse.  Such other investment clients may invest in the same securities as the Fund.  When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount in a manner which Credit Suisse believes to be equitable to each client, including the Fund.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund.  To the extent permitted by law, Credit Suisse may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

Transactions for the Fund may be effected on foreign securities exchanges.  In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.  Such dealers usually are acting as principal for their own account.  On occasion, securities may be purchased directly from the issuer.  Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions.  Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

The Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund’s portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group.  The Fund will engage in this practice, however, only when Credit Suisse, in its sole discretion, believes such practice to be otherwise in the Fund’s interest.

For the past three fiscal years ended October 31, the Fund paid brokerage commissions as follows:

Year	Brokerage Commissions
2009	$313,251
2008	$180,153
2007	$400,101

The increase in brokerage commissions from 2008 to 2009 was due to the increase in portfolio turnover.  The decrease in brokerage commissions from 2007 to 2008 was due to the Fund’s use of a basket trading model.

As of October 31, 2009, the Fund held the following securities of its regular brokers or dealers.

Name of Security	Aggregate Value of the Holdings
State Street Bank and Trust Co. Euro Time Deposit	$2,444,000
Jefferies Group, Inc.	$88,740

In no instance will portfolio securities be purchased from or sold to Credit Suisse, CSAMSI or Credit Suisse Securities (USA) LLC or any affiliated person of such companies,

except as permitted by SEC exemptive order or applicable law.  In addition, the Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

PORTFOLIO TURNOVER

The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.  The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities.  Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

Certain practices that may be employed by the Fund have resulted and could continue to result in high portfolio turnover.  For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold.  To the extent that its portfolio is traded for the short term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer’s security instead of long-term investments based on fundamental valuation of securities.  Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held.  Consequently, the Fund’s annual portfolio turnover rate may be higher than mutual funds having similar objectives that do not utilize these strategies.

It is not possible to predict the Fund’s portfolio turnover rates.  High portfolio turnover rates (100% or more) may result in higher dealer mark-ups or underwriting commissions as well as other transaction costs, including correspondingly higher brokerage commissions.  In addition, short-term gains realized from portfolio turnover may be taxable to shareholders as ordinary income.

For the fiscal years ended October 31, 2009 and 2008, the Fund’s portfolio turnover rates were 434% and 208%, respectively.  Markets bottomed in the first quarter of 2009 and then rallied strongly as governments around the world stimulated economies.  Credit Suisse repositioned the Fund’s portfolio in an effort to capture this upward move.  This led to the increase in portfolio turnover in 2009 versus 2008.

MANAGEMENT OF THE FUND

Officers and Board of Directors

The Fund’s business and affairs are managed by its Board of Directors in accordance with the laws of the State of Maryland.  The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund’s investment adviser, custodian and transfer agent.  The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board.

The names and years of birth of the Fund’s Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years

Independent Directors

Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Year of Birth: 1941	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	13

Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Petroleum and Resources Corporation, The Chile Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The Indonesia Fund, Inc. and The Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Starcomms PLC. (telecommunications company)

Jeffrey E. Garten(2) Box 208200 New Haven, Connecticut 06520-8200 Year of Birth: 1946	Director, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to	11	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan (aluminum production) in 2007

(1)	Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

(2)	Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently re-appointed on December 21, 2000.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years

			June 2005.

Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Year of Birth: 1937	Director, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	11	Director of Carlisle Companies Incorporated (diversified manufacturing company) from 1995 to 2009

Steven N. Rappaport Lehigh Court LLC 555 Madison Ave., 29th Floor New York, New York 10022 Year of Birth: 1948	Chairman of the Board of Directors; Nominating Committee Chairman and Audit Committee Member	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	13

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of The Chile Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The Indonesia Fund, Inc. and The Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Prism Medical (medical devices) from 2004 to 2005

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years

Officers**

John G. Popp Credit Suisse Asset	Chief Executive	Since 2010	Managing Director of Credit Suisse; Group Manager and Senior Portfolio

(1)	Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years

Officers**

Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1956	Officer and President		Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1959	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1966	Chief Compliance Officer	Since 2004

Managing Director and Global Head of Compliance of Credit Suisse since January 2010; Director and Global Head of Compliance of Credit Suisse from January 2005 to December 2009; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1967	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Officer of other Credit Suisse Funds

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1973	Treasurer	Since 2008

Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds

** The officers of the Fund shown are officers that make policy decisions.

Ownership in Securities of the Fund and the Fund Complex

As reported to the Fund, the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2009.

Name of Director	Dollar Range of Equity Securities in the Fund*,(1)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies*
Independent Directors
Enrique R. Arzac	A	E
Jeffrey E. Garten	A	B
Peter F. Krogh	A	D
Steven N. Rappaport	B	E

* Key to Dollar Ranges:

A.     None

B.      $1 - $10,000

C.      $10,001 - $50,000

D.     $50,001 - $100,000

E.      Over $100,000

Committees and Meetings of Directors

The Fund has an Audit Committee and a Nominating Committee.  The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not “interested persons” of the Fund as defined in the 1940 Act (“Independent Directors”), namely Messrs. Arzac, Garten, Krogh and Rappaport.

In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund’s financial statements, the independent registered public accounting firm’s qualifications and independence, the Fund’s compliance with legal and regulatory requirements and the performance of the Fund’s independent registered public accounting firm; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund’s annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund’s financial statements, the quality and objectivity of the Fund’s financial statements, the Fund’s accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund’s independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between the Fund’s independent registered public accounting firm and the full Board.  The Audit Committee met four times during the Fund’s fiscal year ended October 31, 2009.

In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund’s meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings.  The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

structure is operating effectively.  The Nominating Committee met twice during the fiscal year ended October 31, 2009.

The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund’s shareholders or from other sources it deems appropriate.  Any recommendation should be submitted to the Fund’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an “interested person” of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Exchange Act.  If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund’s proxy statement, should be made no later than the 120th calendar day before the date the Fund’s proxy statement was released to security holders in connection with the previous year’s annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

Effective June 30, 2009, each Director who is not a director, trustee, officer or employee of Credit Suisse, State Street, CSAMSI or any of their affiliates receives an annual retainer of $60,000 for the open-end fund complex for four quarterly meetings and one special meeting and is reimbursed for expenses incurred in connection with his attendance at Board meetings.  For any additional meetings the Board members are paid a meeting fee of $300 per Fund.  The Independent Chairman receives an annual fee of $25,000 and the chairman of the Audit Committee receives an additional $7,500, for serving on the Audit Committee of the Fund.  Prior to June 30, 2009 each Director received an annual fee of $1,500 per Fund and $200 for each meeting of the Board attended by him for his services as Director of the Fund, and was reimbursed for expenses incurred in connection with his attendance at Board meetings.  Each member of the Audit Committee receives an annual fee of $200 per Fund, and the chairman of the Audit Committee receives an additional $7,500, for serving on the Audit Committee of the Fund.

Mr. Rappaport has informed the Fund that his former employer, Loanet, Inc. (“Loanet”), had performed loan processing services for various Credit Suisse Group entities (not including Credit Suisse).  He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively.  Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held an approximately 25% equity interest in Loanet.  Another investor in Loanet owned an approximately 67% interest and was in control of Loanet until May 31, 2001.  On May 31, 2001, Loanet was sold to SunGard Data Systems, Inc. (“SunGard”).  Mr. Rappaport sold his shares to SunGard, but remained President of Loanet until December 31, 2001.  Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position.

Directors’ Total Compensation

(for the fiscal year ended October 31, 2009)

Name of Director	Mid-Cap Core Fund	All Investment Companies in the Credit Suisse Fund Complex	Total Number of Funds for Which Director Serves Within Fund Complex
Non-Interested Directors
Enrique R. Arzac	$3,796	$125,410	13
Jeffrey E. Garten	$3,333	$65,875	11
Peter F. Krogh	$3,133	$63,675	11
Steven N. Rappaport	$4,877	$136,258	13
Interested Directors
Michael E. Kenneally(1)	$750	$15,000	None

(1)           Mr. Kenneally resigned from the Board effective December 31, 2008.

As of February 4, 2010, Directors and officers as a group owned of record less than 1% of each class of the outstanding shares of the Fund.

Proxy Voting Policy

The Fund has adopted Credit Suisse’s Proxy Voting Policy and Procedures as its proxy voting policy.  The Proxy Voting Policy and Procedures appear as Appendix A to this SAI.  The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year.  The Fund’s Form N-PX is available (1) without charge and upon request by calling the Fund toll-free at 877-870-2874 or through Credit Suisse’s website, www.credit-suisse.com/us and (2) on the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Fund’s Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings.  As a general matter, it is the Fund’s policy that no current or potential investor (or their representative) (collectively, the “Investors”) will be provided information on the Fund’s portfolio holdings on a preferential basis in advance of the provision of that information to other Investors.  The Fund’s policies apply to all of the Fund’s service providers that, in the ordinary course of their activities, come into possession of information about the Fund’s portfolio holdings.

The Fund’s policies and procedures provide that information regarding the Fund’s specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things (“Portfolio-Related Information”) will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Fund’s policies and procedures when the disclosure of such information is considered by the Fund’s officers to be consistent with the interests of Fund shareholders.  In the event of a conflict of interest between the Fund, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Fund’s officers will seek to resolve any conflict of interest in favor of the Fund’s interests.  In the event that the Fund officer is unable to resolve such conflict, the matter will be referred to the Fund’s Audit Committee for resolution.

The Fund’s policies further provide that in some instances, it may be appropriate for the Fund to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information.  Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Fund’s officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party’s agreement to keep such information confidential and to refrain from trading Fund shares based on the information.

Neither the Fund, the Adviser, officers of the Fund nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information.  However, the Fund reserves the right to charge a nominal processing fee, payable to the Fund, to nonshareholders requesting Portfolio-Related Information.  This fee is designed to offset the Fund’s costs in disseminating data regarding such information.  All Portfolio-Related Information will be based on information provided by State Street, as the Fund’s co-administrator/accounting agent.

Disclosure of Portfolio-Related Information may be authorized only by executive officers of the Fund, Credit Suisse and CSAMSI.  The Fund’s Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

The Fund provides a full list of its holdings as of the end of each calendar month on its website, www.credit-suisse.com/us, approximately 10 business days after the end of each month.   The list of holdings as of the end of each calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

The Fund and Credit Suisse have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Fund that require access to this information to perform their duties to the Fund.  Set forth below is a list, as of February 1, 2010, of those parties with which Credit Suisse, on behalf of the Fund, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.

Recipient	Frequency	Delay before dissemination
State Street (custodian, accounting agent, co-administrator and securities lending agent)	Daily	None
RiskMetrics Group (formerly Institutional Shareholder Services) (proxy voting service and filing of class action claims)	As necessary	None
Interactive Data Corp. (pricing service)	Daily	None
Boston Financial Data Services, Inc. (“BFDS”) (transfer agent)	As necessary	None

In addition, Portfolio-Related Information may be provided as part of the Fund’s ongoing operations to: the Fund’s Board;PricewaterhouseCoopers LLP, its independent registered public accounting firm (“PwC”); Willkie Farr & Gallagher LLP, counsel to the Fund; Drinker Biddle & Reath LLP, counsel to the Fund’s Independent Directors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any.  The entities to which the Fund provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Fund, are required to maintain the confidentiality of the information disclosed.

On an ongoing basis, the Fund may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by Credit Suisse; and consultants for investors that invest in funds advised by Credit Suisse, provided in each case that the Fund has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information.  The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

Recipient	Frequency	Delay before dissemination
Lipper	Monthly	5th business day of following month
S&P	Monthly	2nd business day of following month
Thomson Financial/Vestek	Quarterly	5th business day of following month

The Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

The ability of the Fund, the Adviser and CSAMSI, as the co-administrator of the Fund, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that the Fund’s policies on disclosure of Portfolio-Related Information will protect the Fund from the potential misuse of that information by individuals or firms in possession of that information.

Investment Advisory Agreement

Credit Suisse Asset Management, LLC, located at Eleven Madison Avenue, New York, New York 10010, is part of the asset management business of Credit Suisse Group AG, one of the world’s leading banks.  Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide.  The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements.

The Advisory Agreement between the Fund and Credit Suisse has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund’s Board of Directors or by a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.

Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, Credit Suisse is responsible for managing the Fund in accordance with the Fund’s stated investment objective and policies.  Credit Suisse is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund’s assets.  In addition to expenses that Credit Suisse may incur in performing its services under the Advisory Agreement, Credit Suisse pays the compensation, fees and related expenses of all Directors who are affiliated persons of Credit Suisse or any of its subsidiaries.

The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of Credit Suisse or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund’s proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund’s existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders’ reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

Each class of the Fund bears all of its own expenses not specifically assumed by Credit Suisse or another service provider to the Fund.  General expenses of the Fund not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Funds’ Boards of Directors in such manner as the Boards determine to be fair and accurate.  Each class of the Fund pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

The Advisory Agreement provides that Credit Suisse shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that Credit Suisse shall be liable for a loss resulting from a breach of fiduciary duty by Credit Suisse with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect Credit Suisse against any liability to the Fund or to shareholders of the Fund to which Credit Suisse would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of Credit Suisse’s reckless disregard of its obligations and duties under the Advisory Agreement.

The Fund or Credit Suisse may terminate the Advisory Agreement on 60 days’ written notice without penalty.  The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services to the Fund, Credit Suisse is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 0.70% of the Fund’s average daily net assets.  Prior to December 1, 2006, the Fund paid advisory fees at the annual rate of 0.90% of the Fund’s average daily net assets.  Credit Suisse may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Fund.

For the past three fiscal years ended October 31, the Fund paid Credit Suisse advisory fees, and Credit Suisse waived fees and/or reimbursed expenses of the Fund under the Advisory Agreement, as follows:

October 31, 2009

Fees Paid (After Waivers)	Waivers	Reimbursements
$375,751	$185,553	$0

October 31, 2008

Fees Paid (After Waivers)	Waivers	Reimbursements
$1,005,632	$0	$0

October 31, 2007

Fees Paid (After Waivers)	Waivers	Reimbursements
$1,445,661	$10,055	$0

Administration Agreements

CSAMSI and State Street serve as co-administrators to the Fund pursuant to separate written agreements with the Fund (the “CSAMSI Co-Administration Agreement” and the “State Street Co-Administration Agreement,” respectively).

Prior to December 1, 2006, for the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Fund paid CSAMSI a fee calculated daily and paid monthly at the annual rate of .10% of the Fund’s average daily net assets.  On December 1, 2006 this fee was reduced to .09%.

For the past three fiscal years ended October 31, the Fund paid CSAMSI co-administrative service fees, and CSAMSI waived such fees and/or reimbursed expenses under the CSAMSI Co-Administration Agreement, as follows:

October 31, 2009

Fees Paid (After Waivers)	Waivers	Reimbursements
$72,167	$0	$0

October 31, 2008

Fees Paid (After Waivers)	Waivers	Reimbursements
$129,296	$0	$0

October 31, 2007

Fees Paid (After Waivers)	Waivers	Reimbursements
$184,003	$0	$0

For the services provided by State Street under the State Street Co-Administration Agreement, the Fund pays State Street a fee calculated at the annual rate of its pro-rated share of 0.05% of the first $5 billion in average daily net assets of the Fund Complex, 0.035% of the Fund Complex’s next $5 billion in average daily net assets, and 0.02% of the Fund Complex’s average daily net assets in excess of $10 billion, subject to an annual minimum fee, exclusive of out-of-pocket expenses.  On January 1, 2007, this fee was reduced from 0.035% to 0.03% for the Fund Complex’s average daily net assets over $5 billion and up to $10 billion.  Each class of shares of the Fund bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation.  For the fiscal year ended October 31, 2007, the Fund paid State Street fees under the State Street Co-Administration Agreement of $74,006. For the fiscal year ended October 31, 2008, the Fund paid State Street fees under the State Street Co-Administration Agreement of $81,307.  For the fiscal year ended October 31, 2009, the Fund paid State Street fees under the State Street Co-Administration Agreement of $68,782.

State Street has been engaged by the Fund to act as the Fund’s securities lending agent.  The Fund’s securities lending arrangement provides that the Fund and State Street will share the income earned from securities lending activities.  Generally, the Fund will receive 70% and State Street will receive 30% of the income earned on the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement.

Portfolio Managers

Portfolio Managers’ Compensation

Credit Suisse’s compensation to the portfolio managers of the Fund includes both a fixed base salary component and a bonus component.  The discretionary bonus for the portfolio managers is not tied by formula to the performance of any fund or account.  The factors taken into account in determining the portfolio managers’ bonuses include the Fund’s performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, teamwork, management, corporate citizenship, etc.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group AG stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse, the portfolio managers may participate in Credit Suisse Group AG’s profit sharing and 401(k) plans.

Potential Conflict of Interest

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities between the Fund and other accounts they advise. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to the Fund.  Credit Suisse has adopted policies and procedures that are designed to minimize the effects of these conflicts.

If Credit Suisse believes that the purchase or sale of a security is in the best interest of more than one client, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations.  Credit Suisse may aggregate orders if all participating client accounts benefit equally (i.e., all receive an average price of the aggregated orders). In the event

Credit Suisse aggregates an order for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of transactions (as well as expenses incurred in the transactions) is expected to be used, allocations will be designed to ensure that over time all clients receive fair treatment consistent with Credit Suisse’s fiduciary duty to its clients (including its duty to seek to obtain best execution of client trades). The accounts aggregated may include registered and unregistered investment companies managed by Credit Suisse’s affiliates and accounts in which Credit Suisse’s officers, directors, agents, employees or affiliates own interests. Credit Suisse may not be able to aggregate securities transactions for clients who direct the use of a particular broker-dealer, and the client also may not benefit from any improved execution or lower commissions that may be available for such transactions.

The Funds’ portfolio managers also manage client accounts that sell securities short. As such, Credit Suisse may purchase or sell a security in one or more of its long-only accounts under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its accounts under management that hold securities short, and certain Credit Suisse client accounts may contain securities sold short that are simultaneously held as long positions in certain of the long-only accounts advised by Credit Suisse. Credit Suisse has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

The Funds’ portfolio managers manage certain accounts with respect to which the management fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio managers in that the portfolio managers may have an incentive to allocate the investment opportunities that they believe might be the most profitable to such other accounts instead of allocating them to a Fund. Credit Suisse has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.  Although Credit Suisse believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Credit Suisse and its clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Credit Suisse has not identified in the summary above.

Ownership in Securities of the Fund

As reported to the Fund, the information in the following table reflects each portfolio manager’s beneficial ownership of shares of the Fund as of December 31, 2009.

Name	Fund Shares Beneficially Owned*
Jordan Low	A
Constantin Filitti	A
Timothy Schwider	A

Registered Investment Companies; Other Pooled Investment Vehicles; Other Accounts

As reported to the Fund, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by the portfolio managers and the total assets managed within each category as of October 31, 2009.

Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jordan Low	9	$698.81 million	12	$,1,625.64 million	6	$848.26 million
Constantin Filitti	9	$698.81 million	12	$,1,625.64 million	6	$848.26 million
Timothy Schwider	9	$698.81 million	12	$,1,625.64 million	6	6

The advisory fee for one of these accounts, which has a total of $98.84 million as of October 31, 2009, is based on the performance of the account.

Code of Ethics

*            Key to Dollar Ranges:

A.            None

B.            $1 - $10,000

C.            $10,001 - $50,000

D.            $50,001 - $100,000

E.             Over $100,000

The Fund, Credit Suisse and CSAMSI have each adopted a written Code of Ethics (the “Code of Ethics”), which permits personnel covered by the Code of Ethics (“Covered Persons”) to invest in securities, including securities that may be purchased or held by the Fund.  The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including:  (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent

State Street acts as the custodian for the Fund and also acts as the custodian for the Fund’s foreign securities pursuant to a Custodian Agreement (the “Custodian Agreement”).  Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of the Fund, (b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund’s portfolio securities, and (e) makes periodic reports to the Fund’s Board concerning the Fund’s operations.  With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Fund and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Fund.  For this service to the Fund under the Custodian Agreements, State Street receives a fee which is calculated based upon the Fund’s average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.  The principal business address of State Street is One Lincoln Street, Boston, Massachusetts 02111.

BFDS, an affiliate of State Street, serves as the shareholder servicing, transfer and dividend disbursing agent of the Fund pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent’s operations with respect to the Fund.  BFDS’s principal business address is 30 Dan Road, Canton, Massachusetts 02021-2809.

Organization of the Fund

The Fund is an open-end management investment company within the meaning of the 1940 Act.  The Fund was incorporated on November 12, 1987 under the laws of the State of Maryland under the name “Counsellors Emerging Growth Fund, Inc.”  On October 27, 1995, the Fund amended its charter to change its name to “Warburg, Pincus Emerging Growth Fund, Inc.”  On March 26, 2001, the Fund changed its name to “Credit Suisse Warburg Pincus Emerging Growth Fund, Inc.”  Effective December 12, 2001, the Fund changed its name to “Credit Suisse Emerging Growth Fund, Inc.”  Effective on May 1, 2004, the Fund changed its name to “Credit

Suisse Mid-Cap Growth Fund, Inc.”  Effective on December 1, 2006, the Fund changed its name to “Credit Suisse Mid-Cap Core Fund, Inc.”

The Fund’s charter authorizes the Board to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Common shares, one billion shares are designated Advisor shares, one billion shares are designated Class A shares and five-hundred million shares each are designated Class B and C shares.  Under the Fund’s charter documents, the Board has the power to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.  The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

The Fund currently has five separate classes of shares:  Common shares, Advisor shares, Class A shares, Class B shares and Class C shares.

Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner.  Because of the higher fees paid by Class B and Class C shares, the total return on Class B and Class C shares can be expected to be lower than the total return on Class A, Advisor and Common shares, and in turn, because of the higher fees paid by Class A shares, the total return on Class A shares can be expected to be lower than the total return on Common shares.  Class B shares convert to Class A shares on the fifth day of the month following the eighth anniversary of the purchase date.  Class C shares never convert to another class of shares, so annual expenses remain higher for Class C shares.  Common shares can be purchased only by certain types of investors as outlined in the Common Class Prospectus.

Investors in the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held.  Shareholders of the Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements.  There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors.  Any Director of the Fund may be removed from office upon the vote of shareholders holding at least a majority of the Fund’s outstanding shares, at a meeting called for that purpose.  A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund.

The Fund sends to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund.  Periodic listings of the investment securities held by the Fund, as well as certain statistical characteristics of the Fund, may be obtained on the Credit Suisse Funds web site at www.credit-suisse.com/us.

Distribution and Shareholder Servicing

Distributor.  CSAMSI serves as distributor of the Fund’s shares.  CSAMSI offers the Fund’s shares on a continuous basis.  CSAMSI’s principal business address is Eleven

Madison Avenue, New York, New York 10010.  CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to financial representatives in connection with the sale of shares.  CSAMSI and/or its affiliates have special fee arrangements with certain financial representatives.  CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time.  Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of January 1, 2010.  Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of the Fund on a financial representative’s preferred list of funds or otherwise associated with the financial representative’s marketing and other support activities relating to the Fund.  Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of a fund.  On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time.  Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging.  Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

The Fund has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other financial intermediaries (collectively, “Service Organizations”) or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Fund’s pricing on the following business day.  If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses.  The Fund may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order.  Such orders received by the Fund in proper form will be priced at the Fund’s net asset value next computed after they are accepted by the Service Organization or its authorized designee.  Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased directly from the Fund.

For administration, subaccounting, transfer agency and/or other services, CSAMSI or its affiliates may pay Service Organizations a fee of up to ..50% of the average annual value of accounts with the Fund maintained by such Service Organizations.  Service Organizations may also be paid additional amounts on a one-time or ongoing basis which may include a fee of up to 1.00% of new assets invested in the Fund.  The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.  The Fund may reimburse part of the Service Fee at rates it would normally pay to the transfer agent for providing the services.

Advisor Shares.  The Fund has entered into agreements (“Agreements”) with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries (“Institutions”) to provide certain distribution, shareholder servicing, administrative and/or accounting services for their customers (or participants in the case of retirement plans) (“Customers”) who are beneficial owners of Advisor shares.  Agreements will be governed by a distribution plan (the “Advisor Shares 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund pays in consideration for services, a fee calculated at an annual rate of 0.50% of the average daily net assets of the Advisor shares of the Fund.  Such payments may be paid to Institutions directly by the Fund or by CSAMSI on behalf of the Fund.  For the fiscal year ended October 31, 2009, the Advisor shares of the Fund paid $22,005 pursuant to the Advisor Shares 12b-1 Plan, all of which was paid to Institutions.

Certain Institutions may receive additional fees from the distributor, Credit Suisse or their affiliates on a one-time or ongoing basis for providing supplemental services in connection with investments in the Fund.  Institutions may also be paid additional amounts related to marketing and other costs.  Additional fees may be up to 0.40% per year of the value of Fund accounts maintained by the firm and/or an annual fee of up to 0.20% of the value of new assets invested in the accounts.  In certain cases, an Institution may be paid a fee of up to 1.00% of the value of assets invested in the Fund.  Fees payable to any particular Institution are determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Institution.  To the extent that the distributor, Credit Suisse or their affiliates provide additional compensation or reimbursements for marketing expenses, such payments would not represent an additional expense to the Fund or its shareholders.

An Institution with which the Fund has entered into an Agreement with respect to its Advisor shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the Institution:  (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets).  Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under the Fund’s co-administration and distribution and shareholder servicing arrangements.  A Customer of an Institution should read the relevant Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares.  Prospectuses are available from the Fund’s distributor upon request.  No preference will be shown in the selection of Fund portfolio investments for the instruments of Institutions.

During the fiscal year ended October 31, 2009, CSAMSI spent the fees paid under the Fund’s Advisor Shares 12b-1 Plan as follows:

Advertising	$0
Printing and mailing prospectuses for promotional purposes	$0
Compensation to broker-dealers	$17
People-related and occupancy	$75,693
Other	$5,468

Class A, Class B and Class C Shares.  The Fund has adopted Plans of Distribution for its Class A shares, Class B shares and Class C shares (the “A Shares 12b-1 Plan,” “B Shares 12b-1 Plan” and “C Shares 12b-1 Plan,” respectively).  Each of the A Shares 12b-1 Plan, B Shares 12b-1 Plan and C Shares 12b-1 Plan permits the Fund to compensate CSAMSI for activities associated with the distribution of these classes of shares.

The A Shares 12b-1 Plans currently provide that a service fee of .25% per year of the average daily net assets of the Class A shares will be paid as compensation to CSAMSI.  The Class B Plan currently provides that: (i) an asset based sales charge of 0.75% per year and (ii) a service fee of 0.25% per year, in each case, of the average daily net assets of the Class B shares will be paid as compensation to CSAMSI.  The Class C Plan currently provides that: (i) an asset-based sales charge of 0.75% per year and (ii) a service fee of 0.25% per year, in each case, of the average daily net assets of the Class C shares will be paid as compensation to CSAMSI.

With respect to sales of the Fund’s Class B and Class C shares and certain sales of the Fund’s Class A shares through a broker-dealer, financial intermediary or financial institution (each a “financial representative”), CSAMSI pays the financial representative a concession at the time of sale.  In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A, Class B and Class C shares.  The payments to the financial representatives will continue to be paid for as long as the related assets remain in the Fund.

For the fiscal year ended October 31, 2009, the Fund paid CSAMSI $1,119 under its A Shares 12b-1 Plans.

During the fiscal year ended October 31, 2009, CSAMSI spent the fees paid under the Fund’s Class A Shares Plan as follows:

Class A
Advertising	$0
Printing and mailing prospectuses for promotional purposes	$0
Compensation to broker-dealers	$901
People-related and occupancy	$73,456
Other	$5

For the fiscal year ended October 31, 2009, the Fund paid CSAMSI $594 under its Class B Shares 12b-1 Plan and $8 under its Class C Shares 12b-1 Plan.

During the fiscal year ended October 31, 2009, CSAMSI spent the fees paid under the Fund’s Class B and C Shares 12b-1 Plans as follows:

	Class B	Class C
Advertising	$0	$0
Printing and mailing prospectuses for promotional purposes	$0	$0
Compensation to broker-dealers	$881	$0
People-related and occupancy	$73,254	$73,220
Other	$4	$0

In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to intermediaries in connection with the sale of shares.  The standard fees for the sales of Common Class shares are 0.25% of the assets of the equity funds and 0.15% of the assets of the fixed income funds.  The standard fees for the sales of Advisor Class shares are 0.50% of the assets of the equity and fixed income funds.  The standard compensation for the sales of Classes A, B and C shares are disclosed in the Fund’s Prospectus.  Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of January 1, 2010.  CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time.  Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of the Fund on a financial representative’s preferred list of funds or otherwise associated with the financial representative’s marketing and other support activities relating to that Fund.  Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Fund.  On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time.  Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging.  Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

General.  Each of the A Shares, B Shares and C Shares 12b-1 Plans will continue in effect for so long as its continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans (“Independent Directors”).  Any material amendment of any of the A Shares, B Shares and C Shares 12b-1 Plans would require the approval of the Board in the same manner.  The A Shares, B Shares and C Shares 12b-1 Plans may not be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares.  Each of the A Shares, B Shares and C Shares 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

Payments by the Fund to CSAMSI under the A Shares, B Shares and C Shares 12b-1 Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

CSAMSI provides the Board with periodic reports of amounts spent under the A Shares, B Shares and C Shares 12b-1 Plans and the purposes for which the expenditures were made.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The offering price of the Fund’s shares is equal to the per share net asset value of the relevant class of shares of the Fund, plus, in the case of Class A shares of the Fund, any applicable sales charges.

As a convenience to the investor and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund purchased are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance.  The Fund retains the right to waive such fee in its sole discretion.  This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen.  No certificates are issued for fractional shares (although such shares remain in the shareholder’s account on the books of the Fund).

Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Fund are authorized to accept orders on the Fund’s behalf.  A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

Common Class Shares.  To purchase Common shares directly from the Fund, contact the Fund to obtain an application.  Fill it out and mail it to the Fund along with an investment check, payable to the Fund.  The Fund cannot accept “starter” checks that do not have your name preprinted on them.  The Fund also cannot accept checks payable to you or to another party and endorsed to the order of the Fund.  These types of checks will be returned to you and your purchase order will not be processed.

The Common Class shares of the Fund are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse, (3) registered investment advisers (“RIAs”), (4) broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors of the Fund or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made.  Any Common Class shareholder of the Fund as of the close of business on December 12, 2001 can continue to buy Common Class shares of that Fund and open new accounts under the same social security number.  Prospective investors in Common Class shares may be required to provide documentation to determine their eligibility to purchase Common Class shares.  Each Common Class shareholder receives a quarterly account statement, as well as a statement after any transaction that affects the shareholder’s account balance or share registration (other than distribution reinvestments and automatic transactions such as the Automatic Monthly Investment Plan and Automatic Withdrawal Plan).

Class A Shares, Class B Shares and Class C Shares.  Class A shares, Class B shares and Class C shares are designed for investors seeking the advice of financial representatives and are not offered directly for purchase from the Fund.  All purchases of Class A shares, Class B shares and Class C shares are confirmed to each shareholder and are credited to such shareholder’s account at net asset value after receipt in good order and deduction of any applicable sales charge.

From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares.  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund’s Class A, Class B or Class C shares.  Some may establish higher minimum investment requirements than set forth in the Prospectus.  Firms may arrange with their clients for other investment or administrative services.  Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client’s return.  Firms also may hold the Fund’s Class A, Class B or Class C shares in nominee or street name as agent for and on behalf of their customers.  In such instances, the Fund’s transfer agent will have no information with respect to or control over the accounts of specific shareholders.  Such shareholders may obtain access to their accounts and information about their accounts only from their firm.  Certain of these firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts.  In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms.  Some firms may have access to their clients’ direct Fund accounts for servicing, including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursements of cash dividends.  Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services.  The Prospectuses relating to the Fund’s Class A, Class B and Class C shares should be read in connection with such firms’ material regarding their fees and services.

For the fiscal years ended October 31, 2007, 2008 and 2009, CSAMSI was paid commissions or contingent deferred sales charges (“CDSCs”) for the sale of the Fund’s Class A shares and retained commissions earned on the sale of the Fund’s Class A shares as follows:

2007

Class A Commissions	Class A Commissions Retained by CSAMSI
$596	$79

2008

Class A Commissions	Class A Commissions Retained by CSAMSI
$2,176	$324

2009

Class A Commissions	Class A Commissions Retained by CSAMSI
$7,968	$1,043

2009

Class A CDSCs Paid
$0

2008

Class A CDSCs Paid
$0

2007

Class A CDSCs Paid
$0

For the fiscal years ended October 31, 2007, 2008 and 2009, CSAMSI did not receive contingent deferred sales charges on redemptions of Class B shares of the Fund.  CSAM received $0, $18 and $0, respectively, in contingent deferred sales charges on redemptions of Class C shares of the Fund.

Redemptions.  Shares of the Fund may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Fund of the shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class B and Class C shares, and certain redemptions of Class A shares.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.  (The Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws.  If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.  The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90- day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Automatic Cash Withdrawal Plan.

An automatic cash withdrawal plan (the “Plan”) is available to shareholders who wish to receive specific amounts of cash periodically.  Withdrawals may be made under the Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment.  To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder’s investment in the Fund, there will be a reduction in the value of the shareholder’s investment and continued withdrawal payments may reduce the shareholder’s investment and ultimately exhaust it.  Withdrawal payments should not be considered as income from investment in the Fund.  As described in the Prospectus, certain withdrawals under the Plan for the Class A, B and C shares of the Fund may be subject to a deferred sales charge.

Special Provisions Applicable to Class B and Class C Shares

The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

Year Since Purchase Payment Made	Contingent Deferred Sales Charge as a Percentage of the Lesser of Dollars Invested or Redemption Proceeds

First	4.0%
Second	3.0%
Third	2.0%
Fourth	1.0%
After Fourth	0.0%

For U.S. federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

Contingent Deferred Sales Charge — General.  The following example will illustrate the operation of the contingent deferred sales charge on Class B shares.  Assume that an investor makes a single purchase of $10,000 of the Fund’s Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000.  If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge.  The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership.  Investments are tracked on a monthly basis.  The period of ownership for this purpose begins on the last day of the month in which the order for the investment is received.  For example, an investment made on September 10, 2009 will be eligible for the second year’s charge if redeemed on or after October 1, 2010.  In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares.  CSAMSI receives any contingent deferred sales charge directly.

The CDSC applicable to redemptions of Class C shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by Credit Suisse or its affiliates.

EXCHANGE PRIVILEGE

An exchange privilege with certain other funds advised by Credit Suisse is available to investors in the Fund.  A Common shareholder may exchange Common shares of the Fund for Common shares of another Credit Suisse Fund that is open to new investments at their respective net asset values.  An Advisor shareholder may exchange Advisor shares of the Fund for Advisor shares of another Credit Suisse Fund at their respective net asset values.  Exchanges of Common and Advisor shares, as described above, will be effected without a sales charge.  A Class A, Class B or Class C shareholder of the Fund may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential.  Not all Credit Suisse Funds offer all classes of shares.

If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at each Fund’s net asset value determined at the end of that business day.  Exchanges must satisfy the minimum dollar amount necessary for new purchases and will be effected without a sales charge, except for exchanges of Class A, Class B or Class C shares of the Fund.  The Fund may refuse exchange purchases at any time without prior notice.

The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold.  When an investor effects an exchange of shares, the exchange is treated for U.S. federal income tax purposes as a redemption.  Therefore, the investor may realize a taxable gain or loss in connection with the exchange.  Investors wishing to exchange shares of the Fund for shares in another Credit Suisse Fund should review the prospectus of the other fund prior to making an exchange.  For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse Fund, an investor should contact Credit Suisse Funds at (877) 870-2874.

The Fund reserves the right to refuse exchange purchases by any person or group if, in Credit Suisse’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.  Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a “market timing” strategy) is discerned.  The Fund reserves the right to terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.

The Fund reserves the right to refuse any purchase or exchange request, including those from any person or group who, in the Fund’s view, is likely to engage in excessive or short-term trading.  If the Fund rejects an exchange, your redemption will be priced at the next-computed net asset value.  In determining whether to accept or reject a purchase or exchange request, the Fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Fund and its shareholders.  The Fund is intended to be a longer-term investment and not a short-term trading vehicle.  Because excessive or short-term trading can hurt the Fund and its shareholders, the Fund tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them.  However, the Fund’s efforts to curb market timing may not be entirely successful.  In particular, the Fund’s ability to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by financial intermediaries, such as brokers, retirement plan accounts and fee based-program accounts, is limited to those instances in which the financial intermediary discloses the underlying shareholder accounts.  As a result, the Fund may not be able to identify excessive or short-term trading and refuse such purchase or exchange requests.  Depending on the portion of Fund shares held through omnibus accounts (which may represent most of Fund shares), market timing could adversely affect shareholders.

ADDITIONAL INFORMATION CONCERNING TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund by U.S. persons.  This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules.  Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund.  The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund

The Fund intends to continue to qualify as a regulated investment company each taxable year under the Code.  To so qualify, the Fund must, among other things:  (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which the Fund owns 20% or more of the voting stock and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its “investment company taxable income” (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the “Distribution Requirement”).  The Fund will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income.  The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers).  The Fund currently expects to distribute any such excess annually to its shareholders.  However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained.  In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their own U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income.  Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year.  For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end.  In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year.  The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

In certain situations, the Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses.  Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.  In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income.  However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders.  If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.  Moreover, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Special Tax Considerations

The following discussion relates to the particular federal income tax consequences of the investment policies of the Fund.

The Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the

Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax.  The Fund will monitor its transactions and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Zero Coupon Securities.  The Fund’s investments in zero coupon securities, if any, may create special tax consequences.  While zero coupon securities do not make interest payments, a portion of the difference between a zero coupon security’s face value and its purchase price is imputed as income to the Fund each year even though the Fund receives no cash distribution until maturity.  Under the U.S. federal income tax laws, the Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities.  These dividends ordinarily will constitute taxable income to the shareholders of the Fund.

Constructive Sales.  The so-called “constructive sale” provisions of the Code apply to activities by the Fund that lock in gain on an “appreciated financial position.”  Generally, a “position” is defined as in interest in stock, a debt instrument, or partnership interest, including through, an option, or a future or forward contract.  The entry into a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when the Fund holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a “constructive sale” that gives rise to the immediate recognition of gain (but not loss).  The application of these rules may cause the Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

Straddles.  The options transactions that the Fund enters into may result in “straddles” for U.S. federal income tax purposes.  The straddle rules of the Code may affect the character of gains and losses realized by the Fund.  In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Fund for the taxable year in which such losses are realized.  Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that the Fund must make in order to avoid the federal excise tax.  Furthermore, in determining its investment company taxable income and ordinary income, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle.  The tax consequences to the Fund of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Fund are uncertain which (if any) of these elections they will make.

Options and Section 1256 Contracts.  If the Fund writes a covered put or call option, it generally will not recognize income upon receipt of the option premium.  If the option expires unexercised or is closed in an exchange, the Fund will generally recognize short-term capital gain.  If the option is exercised, the premium is included in the consideration received by the Fund in determining the capital gain or loss recognized in the resultant sale.  However, the Fund’s investment in so-called “section 1256 contracts,” such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules.  Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer’s obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date.  Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year.  The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss.  Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Fund continued to hold.  Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that the Fund must make to avoid the federal excise tax.

The Fund may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a “mixed straddle” with other investments of the Fund that are not section 1256 contracts.

Swaps.  As a result of entering into swap contracts, the Fund may make or receive periodic net payments.  It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction.  Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).  With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.  The tax treatment of many types of credit default swaps is uncertain.

The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market or constructive sale rules or rules applicable to PFICs (as defined below) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund’s investments (including through depository receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Income from some derivatives not used as a hedge or otherwise directly connected to the Fund’s business of investing in securities may not meet the 90% qualifying income requirement of the Code.  If such income, and other non-qualifying income, were to exceed 10% of the Fund’s income, the Fund would not qualify as a regulated investment company for U.S. federal income tax purposes.

Foreign Currency Transactions.  In general, gains from transactions involving foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company.  It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the asset diversification requirement described above.

Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar).  In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss.  In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated.  In certain circumstances where the transaction is not undertaken as part of a straddle, the Fund may elect capital gain or loss treatment for such transactions.  Alternatively, the Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss.  In general gains or losses from a foreign currency transaction subject to section 988 of the Code will increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.  Additionally, if losses from a foreign currency transaction subject to section 988 of the Code exceed other investment company taxable income during a taxable year, the Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder’s basis in his shares.

Tax Credit Bonds. If the fund holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the fund’s taxable year, and the fund satisfies the minimum distribution requirement, the fund may elect for U.S. Federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, or a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified bonds. If the fund were to make an election, a shareholder of the fund would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.

Passive Foreign Investment Companies.  If the Fund acquires shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), the Fund may be subject to U.S. federal income tax on any “excess distribution” received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Fund.  Additional charges in the nature of interest may also be imposed on the Fund in respect of such deferred taxes.  If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be taken into account by the Fund for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year.  In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains.  The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS.  By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  The Fund may have to distribute this “phantom” income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Foreign Taxes.  Dividends and interest (and in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  The Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns.  Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

Taxation of U.S. Shareholders

Dividends and Distributions.  Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made.  However,  any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

Distributions of net-long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund.  All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

Special rules apply, however, to regular dividends paid to individuals.  Such a dividend, with respect to taxable years beginning on or before December 31, 2010, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements.  Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses.  The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year.  For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways.  However, qualified dividend income does not include any dividends received from tax exempt corporations.  Also, dividends received by the Fund from a REIT or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company.  In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income.  If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

If an individual, estate or trust receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend.  An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Dividends and distributions paid by the Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations.  Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).  Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.  If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock.  Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares.  Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares.  A redemption of shares by the Fund will be treated as a sale for this purpose.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less.  Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.  If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced.  Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares.  Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition.  This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Backup Withholding.  The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Certain shareholders are exempt from backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Notices.  Shareholders will receive, if appropriate, various written notices after the close of the Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

For foreign shareholders of the Fund, a distribution attributable to the Fund’s sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation will be subject to 35% withholding and taxed to the shareholder as income effectively connected to a U.S. trade or business if the distribution is attributable to distributions from a REIT to the Fund.

In addition, foreign shareholders may be subject to certain tax filing requirements if 50% or more of the Fund’s assets are invested in REITs and other U.S. real property holding corporations.

Disposition of Fund shares by foreign shareholders will be subject to withholding tax and treated as income effectively connected to a U.S. trade or business if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations and the foreign shareholder owns more than 5% of the outstanding shares of the Fund at any time during the five-year period ending on the date of disposition.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax, if applicable.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE FUND AND ITS SHAREHOLDERS.  PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

PwC, with principal offices at 125 High Street, Boston, Massachusetts 02110, serves as the independent registered public accounting firm for the Fund.  The financial statements that are incorporated by reference into this Statement of Additional Information have been audited by PwC and have been incorporated by reference herein in reliance upon the report of such firm of independent auditors given upon their authority as experts in accounting and auditing.

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Fund and provides legal services from time to time for Credit Suisse and CSAMSI.

MISCELLANEOUS

As of January 31, 2010, the name, address and percentage of ownership of each person that owns of record 5% or more of each class of the Fund’s outstanding shares were as follows:

CLASS	NAME AND ADDRESS	PERCENT OWNED AS OF JANUARY 31, 2010

Class A	Charles Schwab & Co. Inc.* Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	17.77%

CLASS	NAME AND ADDRESS	PERCENT OWNED AS OF JANUARY 31, 2010

Class A	NFS LLC FEBO Randolph-Brooks FW Exec. Award Pl. National Trust Management Services, Trustee RBFCU 2004 67 W Lee St. Ste. 201 Warrenton, VA 20186-3212	9.63%

Class A	UBS Fnancial Services Inc. FBO Judith Colvin Rollover IRA 946 N California Ave. Palo Alto, CA 94303-3405	6.57%

Class B	State Street Bank & Trust Co. Custody for the IRA of Mary Ann Schepers U/A DTD 4/11/83 413 W. 3rd St. Muscatine, IA 52761-3115	8.84%

Class B	American Enterprise Investment Services* FBO 502549781 P.O. Box 9446 Minneapolis, MN 55474-0001	7.03%

Class B	American Enterprise Investment Services* FBO 212170131 P.O. Box 9446 Minneapolis, MN 55474-0001	13.66%

Class B	American Enterprise Investment Services* FBO 217146881 P.O. Box 9446 Minneapolis, MN 55474-0001	15.14%

Class B	AmeriTrade Inc. * FBO 1880048991 P.O. Box 2226 Omaha, NE 68103-2226	36.68%

Class B	AmeriTrade Inc. * FBO 7859014971 P.O. Box 2226 Omaha, NE 68103-2226	16.94%

Class C	Credit Suisse Asset Management, LLC Attn: Thomas Gordon 11 Madison Avenue, Fl 24 New York, NY 10010-3643	100%

CLASS	NAME AND ADDRESS	PERCENT OWNED AS OF JANUARY 31, 2010

Common Class	Charles Schwab & Co., Inc.* Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	19.71%

Common Class	Nationwide Life Insurance Company* QPVA C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	18.44%

Common Class	National Financial Services Corporation* FBO Customers Church St. Station P.O. Box 3908 New York, NY 10008-3908	8.92%

Common Class	Fidelity Investment Institutional* Operations Cnt as Agent for Certain Employee Benefit Plans 100 Magellan Way Covington, KY 41015-1999	10.65%

Advisor Class	Priac Cust.* FBO Various Retirement Plans 801 Pennsylvania Ave. Kansas City, MO 64105-1307	86.39%

Advisor Class	First Country Bank - TR Paul 117 Prospect Street Stamford, CT 06901-1209	5.09%

*The Fund believes that these entities are not the beneficial owner of shares held of record by them.

FINANCIAL STATEMENTS

The Fund’s audited annual report, dated October 31, 2009, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information regarding the Fund included therein.  The Fund will furnish without charge a copy of the annual and semi-annual reports upon request by calling Credit Suisse Funds at 877-870-2874.

APPENDIX A

CREDIT SUISSE ASSET MANAGEMENT, LLC

CREDIT SUISSE FUNDS

CREDIT SUISSE INSTITUTIONAL FUNDS

CREDIT SUISSE CLOSED-END FUNDS

PROXY VOTING POLICY AND PROCEDURES

Introduction

Credit Suisse Asset Management, LLC (“Credit Suisse”) is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting.  The duty of care requires Credit Suisse to monitor corporate events and to vote proxies.  To satisfy its duty of loyalty, Credit Suisse must cast proxy votes in the best interests of each of its clients.

The Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds (the “Funds”), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

Policy

The Proxy Voting Policy (the “Policy”) set forth below is designed to ensure that proxies are voted in the best interests of Credit Suisse’s clients.  The Policy addresses particular issues and gives a general indication of how Credit Suisse will vote proxies.  The Policy is not exhaustive and does not include all potential issues.

Proxy Voting Committee

The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees).  The purpose of the Proxy Voting Committee is to administer the voting of all clients’ proxies in accordance with the Policy.  The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of Credit Suisse’s clients.

For the reasons disclosed below under “Conflicts,” the Proxy Voting Committee has engaged the services of an independent third party (initially, Risk Metrics Group’s ISS Governance Services Unit (“ISS”)) to assist in issue analysis and vote recommendation for proxy proposals.  Proxy proposals addressed by the Policy will be voted in accordance with the Policy.  Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS.  Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS.  To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

Credit Suisse investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS.  Such recommendation will set forth its basis and rationale.  In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

Conflicts

Credit Suisse is the part of the asset management business of Credit Suisse, one of the world’s leading banks.  As part of a global, full service investment-bank, broker-dealer, and asset-management organization, Credit Suisse and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by Credit Suisse for its clients’ accounts.  The interests of Credit Suisse and/or its affiliates and personnel may conflict with the interests of Credit Suisse’s clients in connection with any proxy issue.  In addition, Credit Suisse may not be able to identify all of the conflicts of interest relating to any proxy matter.

Consent

In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote.  Where the client is a Fund, disclosure shall be made to any one director who is not an “interested person,” as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

Recordkeeping

Credit Suisse is required to maintain in an easily accessible place for six years all records relating to proxy voting.

These records include the following:

•                  a copy of the Policy;

•                  a copy of each proxy statement received on behalf of Credit Suisse clients;

•                  a record of each vote cast on behalf of Credit Suisse clients;

•                  a copy of all documents created by Credit Suisse personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

•                  a copy of each written request by a client for information on how Credit Suisse voted proxies, as well as a copy of any written response.

Credit Suisse reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

Disclosure

Credit Suisse will describe the Policy to each client.  Upon request, Credit Suisse will provide any client with a copy of the Policy.  Credit Suisse will also disclose to its clients how they can obtain information on their proxy votes.

ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

Procedures

The Proxy Voting Committee will administer the voting of all client proxies. Credit Suisse has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies.  ISS will coordinate with each client’s custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion.  ISS will provide Credit Suisse with an analysis of proxy issues and a vote recommendation for proxy proposals.  ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear.  The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

PROXY VOTING POLICY

Operational Items

Adjourn Meeting

Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

Amend Quorum Requirements

Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

Amend Minor Bylaws

Generally vote for bylaw or charter changes that are of a housekeeping nature.

Change Date, Time, or Location of Annual Meeting

Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.  Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratify Auditors

Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position.  Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).  Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally votes on director nominees on a case-by-case basis.  Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

Cumulative Voting

Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis.  Generally vote against proposals that would: (1) eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Generally vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

Filling Vacancies/Removal of Directors

Generally vote against proposals that provide that directors may be removed only for cause.  Generally vote for proposals to restore shareholder ability to remove directors with or without cause.  Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis.  Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

Majority of Independent Directors

Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold.  Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.  Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees.  Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels.  Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

Term Limits

Generally vote against shareholder proposals to limit the tenure of outside directors.

Proxy Contests

Voting on Director Nominees in Contested Elections

Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders.  The major decision factors are: (1) company performance relative to its peers; (2)

strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

Amend Bylaws without Shareholder Consent

Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis.  Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

Confidential Voting

Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.  If the dissidents agree, the policy may remain in place.  If the dissidents will not agree, the confidential voting policy may be waived.  Generally vote for management proposals to adopt confidential voting.

Cumulative Voting

Proposals to eliminate cumulative voting will be determined on a case-by-case basis.  Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a case-by-case basis.

Amend Bylaws without Shareholder Consent

Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis.  Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills (Shareholder Rights Plans)

Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.  Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis.  Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

Shareholders’ Ability to Act by Written Consent

Generally vote against proposals to restrict or prohibit shareholders’ ability to take action by written consent.  Generally vote for proposals to allow or make easier shareholder action by written consent.

Shareholders’ Ability to Call Special Meetings

Proposals to restrict or prohibit shareholders’ ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

Supermajority Vote Requirements

Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

Merger and Corporate Restructuring

Appraisal Rights

Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company’s going concern prospects, possible bankruptcy).

Asset Sales

Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders’ position; (2) conversion price relative to market value; (3) financial issues: company’s financial situation and degree of need for capital; effect of the transaction on the company’s cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm’s length transactions, managerial incentives.  Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders’ position; (2) terms of the offer; (3) financial issues; (4) management’s efforts to pursue other alternatives; (5) control issues; (6) conflict of interest.  Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reverse Leveraged Buyouts

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders’ position; (2) terms of the offer; (3) financial issues; (4) management’s efforts to pursue other alternatives; (5) control issues; (6) conflict of interest.  Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company.  Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

Joint Ventures

Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations.  Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management’s efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation.  Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

Private Placements

Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders’ position; (2) terms of the offer; (3) financial issues; (4) management’s efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest.  Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Prepackaged Bankruptcy Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders’ position; (2) terms of the offer; (3) financial issues; (4) management’s efforts to pursue other alternatives; (5) control issues; (6) conflict of interest.  Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Recapitalization

Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.  Generally vote for management proposals to implement a reverse stock split to avoid delisting.  Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

Value Maximization Proposals

Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

Capital Structure

Adjustments to Par Value of Common Stock

Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action.  Generally vote for management proposals to eliminate par value.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis.  Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.  Generally vote for proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Generally vote against proposals to create a new class of common stock with superior voting rights.  Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

Preemptive Rights

Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

Preferred Stock

Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).  Generally vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).  Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.  Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization

Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.  Generally vote for management proposals to implement a reverse stock split to avoid delisting.  Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Share Repurchase Programs

Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

Executive and Director Compensation

Executive and Director Compensation

Votes on compensation plans for directors are determined on a case-by-case basis.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis.  Generally vote for plans which provide a dollar-for-dollar cash for stock exchange.  Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

Director Retirement Plans

Generally vote against retirement plans for nonemployee directors.  Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans.  Votes on employee stock purchase plans should be determined on a case-by-case basis.  Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less.  Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals

Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive.  Generally vote for proposals to add performance goals to existing compensation plans.  Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis.  Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Generally vote for proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.  Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.  Generally vote against shareholder proposals requiring director fees be paid in stock only.  Generally vote for shareholder proposals to put option repricings to a shareholder vote.  Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.  Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Performance-Based Option Proposals

Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

Stock Option Expensing

Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

Golden and Tin Parachutes

Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.  Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

May 12, 2009

APPENDIX B

DESCRIPTION OF RATINGS

Commercial Paper Ratings

Commercial paper rated A-1 by Standard and Poor’s, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s Investors Service, Inc. (“Moody’s”).  Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.  Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

B-1

APPENDIX C

SPECIAL FEE ARRANGEMENTS*

Fee Arrangement for the Sale of Common Class

Dealer name	Fee Arrangement (As A Percentage Of The Fund’s Average Net Assets)

A G Edwards & Sons Inc

0.25% plus Networking Reimbursement - (for Level One accounts we will pay $6/account ($1.50/qtr); for Level Three accounts we will pay $12/account ($3/qtr); and for Level Four accounts we will pay $6/account ($1.50/qtr);

.3% of average daily value for all shares

ADP Broker-Dealer, Inc.	0.25%

Ridge Clearing & Outsourcing Solutions, Inc.	Up to 0.25% for all programs other than index funds — .15% for index funds

Advisors Clearing Network, Inc.	0.25%

American General Ret. Services	0.40%

JP Morgan Securities Corp.	0.25%

Charles Schwab & Co	0.40% for qualifying shares

CIBC World Markets Corp	0.25%

Citigroup Global Markets Inc.

0.25% through Custody programs; 0.35% for Investment Advisory and trading programs; 0.25% for retirement programs, $12 annual fee per each participant in a retirement plan, not to exceed 0.40% of the average daily net assets investing in the Funds through a retirement program

ING Advisors Inc.	0.35% of equity funds; 0.25% of fixed income funds

City National Bank	0.35% of equity funds; 0.25% of fixed income funds

Dain Rauscher Incorporated	0.20%; when aggregate assets reach $15 million, the fee will increase to 0.25%

TD Ameritrade Institutional	0.25%

*

This Appendix concerning special fee arrangements contains information about fee arrangements for all classes of shares offered by Credit Suisse Funds. Some of these classes may not be offered by your Fund.

Dealer name	Fee Arrangement (As A Percentage Of The Fund’s Average Net Assets)

Dreyfus Trust Co	0.25%

E*Trade Securities	0.25% of equity funds; 0.20% of fixed income funds

Fidelity Investments (FIIOC)	For certain funds: 0.40%/0.25% on average net assets

First Union National Bank	0.40% of equity funds; 0.25% of fixed income funds

FSC Securities Corp.	0.30%

GWFS Equities, Inc.	0.60% (0.40% for recordkeeping fee, 0.20% for distribution fee.)

Hewitt Associates LLC	0.25%; total annual fee increases to 0.30% for the period during which the aggregate total of all plan assets invested in common class shares of Credit Suisse Funds is $50 million or more

ICMA-RC Services, LLC	0.30%

Linsco Private Ledger	0.15% for existing clients or 0.25% for new clients

Marshall & Ilsley Trust Co., NA	0.30%

Metlife Securities, Inc.	Up to 0.35%

Metropolitan Life Ins Co.	0.25%

Morgan Stanley Dean Witter	0.25%

National Investor Service Corp	0.35%

Nationwide Financial Services Inc	Between 0.25% and 0.40% based on Insurance Variable Accounts involved and the Fund it invests in

Prudential Investment Management Services, LLC	0.30%

Princeton Retirement Group (formerly known as AMVESCAP Retirement, Inc)

0.40%, provided, however, that the fee will be 0.15% with respect to the Common Class shares of any Credit Suisse Fund for which a fee of 0.25% is payable to the Clearing Broker other than GPC Services

Raymond James & Associates, Inc	• 0.20% • $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

Dealer name	Fee Arrangement (As A Percentage Of The Fund’s Average Net Assets)

• 0.10% of an investor’s total purchase amount (the “Gross Sales”) of all “Qualifying Shares” of the Funds • additional payments between 0.02% and 0.05% annually

Raymond James Financial Services, Inc.

•      0.20%

•      $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

•      0.10% of an investor’s total purchase amount (the “Gross Sales”) of all “Qualifying Shares” of the Funds

•      additional payments between 0.02% and 0.05% annually

RBC Dain Rauscher Inc	0.20%

TD Ameritrade Trust Company	0.25% of equity funds; 0.15% of fixed income funds

Royal Alliance Associates	0.30%

Sunamerica Securities	0.30%

The Prudential Insurance Company of America	0.25%

The Vanguard Group	0.25%

UBS Financial Services	0.30%

USAA Investment Management Co	0.30% of equity funds; 0.20% of fixed income funds

AIG Retirement Advisors	0.40%

Wachovia Securities, LLC	0.30%

Wells Fargo Bank MN, N.A.	0.35%

Wells Fargo Retirement Plan Services	0.35%

Dealer name	Fee Arrangement (As A Percentage Of The Fund’s Average Net Assets)

MSCS Financial Services LLC	For all available Credit Suisse Funds, the fee rate shall be 0.40%, except that for Credit Suisse Commodity Return Strategy Fund, the fee rate shall be 0.25%

Union Bank of California	0.20% of equity funds; 0.10% of fixed income

Fee Arrangement for the Sale of Advisor Class

Dealer name	Fee Arrangement (As A Percentage Of The Fund’s Average Net Assets)

American General Ret. Services	0.75%

ING Advisors Inc.	.50%

Charles Schwab	.50% for retirement plan shares.

First Union National Bank

(i) a one-time fee equal to 0.50% on assets of Fund shares in cases where there is: (a) a change of plan record keeper from a party unaffiliated with First Union to First Union (using the 401K Broker-Sold Platform) and (b) a simultaneous transfer of existing plan assets to a Fund, or (ii) a one-time fee equal to 0.25% on assets of Fund shares for each new contribution by plan participants into a Fund (excluding reallocations of existing plan assets) in the 401(k) Broker-Sold Platform

GWFS Equities, Inc.	0.75% of equity funds; 0.50% of fixed income funds

Marshall & Ilsely Trust Co., NA	Standard 12b-1 plus 0.20% Sub TA

Metlife Securities, Inc.	0.50% and 1% finders fee on the gross of all new contributions

MSCS Financial Services LLC

0.50% for all available Equity Funds and 0.25% for all available Fixed Income Funds;  in addition to the fees stated above, sub-transfer agency fee equal to 0.20% of the average daily net assets of Advisor Class Fund shares

Princeton Retirement Group (formerly known as AMVESCAP Retirement, Inc)

0.75%, provided, however, that the fee will be 0.25% with respect to the Advisor Class shares of any Credit Suisse Fund for which a fee of 0.50% is payable to the Clearing Broker other than GPC Securities

Prudential Investment Management Services, LLC	0.65% of equity funds; 0.40% of fixed income funds

Raymond James & Associates, Inc

•      Standard 12b-1 fee, plus;

•      $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

•      0.10% of an investor’s total purchase amount (the “Gross Sales”) of all “Qualifying Shares” of the Funds

•      additional payments between 0.02% and 0.05% annually

Raymond James Financial Services, Inc.

•      Standard 12b-1 fee, plus;

•      $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

• 0.10% of an investor’s total purchase amount (the “Gross Sales”) of all “Qualifying Shares” of the Funds • additional payments between 0.02% and 0.05% annually

AIG Retirement Advisors	0.75%

Vertical Management Systems	Standard 12b-1 plus 0.15% Sub TA

Wachovia Securities	.50% for all funds

Union Bank of California	0.40%

Fee Arrangement for the Sale of Classes A, B and C

Dealer name	Fee Arrangement (As A Percentage Of The Fund’s Average Net Assets)

A G Edwards & Sons Inc	In addition to the standard compensation, $6 per Level One account; $12 per Level Three account; and $6 per Level Four account

Charles Schwab	$20 annual per position maintenance fee; $6 annual networking fee

Citigroup Global Markets Inc.	In addition to the standard compensation, $1.50/quarter per network account; 0.10% on gross sales; 0.0125% per quarter on assets (or 0.05% annually)

Linsco Private Ledger

12b-1 fees plus sub-TA fees equal to (i) 0.25% of the average net assets represented by Class A shares of qualified accounts and (ii) 0.15% of the average net assets represented by Class A shares of non-qualified accounts held by customers of LPL

Morgan Stanley DW Inc.

•              Standard 12b-1 fee, plus;

•              0.20% of an investor’s total purchase amount:  (i) in Morgan Stanley accounts and (ii) where Morgan Stanley is designated by purchasers as broker-dealer

•              0.05% per year of the total value of all “Qualifying Shares”

•      Networking fee of $10.00 annually ($2.50 per quarter) for each qualifying position and with respect to qualifying positions where MS serves in capacity of investment adviser on an account that is subject to “ERISA”, MS shall receive 0.05% (5 bps) annually on the aggregate assets of qualifying positions for such a/c’s.

National Investor Service Corp	Standard compensation for each class plus Networking compensations paid on a monthly basis with a combined quarter of $1.50 per quarter

Raymond James & Associates, Inc

•      Standard 12b-1 fee, plus;

•      $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

• 0.10% of an investor’s total purchase amount (the “Gross Sales”) of all “Qualifying Shares” of the Funds • additional payments between 0.02% and 0.05% annually

Raymond James Financial Services, Inc.

•      Standard 12b-1 fee, plus;

•      $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per position as previously agreed to by Credit Suisse and Raymond James

•      0.10% of an investor’s total purchase amount (the “Gross Sales”) of all “Qualifying Shares” of the Funds

•      additional payments between 0.02% and 0.05% annually

Sungard Investment Products Inc.	0.25% for servicing fee plus 0.10% for sub-accounting fee

UBS Financial Services

Standard fees plus .05% of all sales of fund shares during a year that Agreement is in effect excluding sales of Fund shares in InsightOne, PACE, Strategic Advisor or Diversified Return Strategies and sales of money market funds, .10% of net asset value of all equity shares and .075% of the net asset value of all fixed income shares in UBS-FS accounts.  We will be billed for Networking fees at a rate of $12/year per account

Fee Arrangement for the Sale of Class A Shares With Load Waived

Dealer name	Fee Arrangement (As A Percentage Of The Fund’s Average Net Assets)

American General Ret. Services	0.50%

Fidelity Investments (FIIOC)	The following Class A funds will receive .40 bp’s on average net assets: Large Cap Value A, High Income A, Large Cap Blend A

TD Ameritrade Trust Company

12b-1 plus 0.15% sub-TA notwithstanding the foregoing, the Distributor or Adviser will pay to Service Provider a total of (1) 12b-1 plus (2) a quarterly service fee for accounts traded under the nominee name of IMS & Co. equal on an annual basis to 0.10% of the average daily net asset value of the shares of such Fund which are owned beneficially by accounts or plans managed by Assetmark Investment Services, Inc.

GE Financial Trust Company	The 12b-1 fees as set forth in the prospectus, plus Sub TA fees of .10%

GWFS Equities, Inc.	0.50%

J.P. Morgan Retirement Plan Services LLC	0.45%

Mercer HR Outsourcing LLC	0.50%

MetLife Securities, Inc.

0.25% and an additional 0.15% for equity funds, and an additional 0.15% for fixed income funds following the first twelve months of investment; plus a monthly “finders fee” according to the following schedule: 1.00% on the first $3,000,000; 0.50% on $3,000,001 to $50,000,000; 0.25% above $50,000,000

MSCS Financial Services LLC	standard 12b-1 of 0.25% plus a sub-transfer agency fee equal to 0.20% of the average daily net assets of Class A fund shares held by or on behalf of Service Organization’s customers

National Financial Services

0.35 + additional .10 for assets under Retirement FundsNetwork plus annual maintenance fee per Fund (based on December brokerage month end assets): $4500 (<$2.5 million). $3000 ($2.5 - $5.0 million), and $0 (>$5.0 million).

NYLIM Service Company LLC	0.40%

Princeton Retirement Group (formerly known as AMVESCAP Retirement, Inc)

0 .50%, provided, however, that the rate of fee will be 0.25% with respect to the Class A shares of any Credit Suisse Fund for which a fee of 0.25% is payable to the Clearing Broker other than GPC Services

Prudential Investment Management Services LLC	0.30%

Wachovia Bank, NA	0.50%

Wachovia Securities, LLC	0.30%

Charles Schwab & Co.	0.40%

Fee Arrangements with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”)

Class A, B and C, Common and Advisor Classes

In addition to the standard commissions, service fee and/or asset-based sales charges payable pursuant to applicable Rule 12b-1 plans, the following fees apply with respect to the classes set forth below:

•                  One-time account set-up fee of $50,000.

•                  Class A, B or C Shares:

•                  A monthly fee of 0.25% of total new gross sales of shares of the Funds;*

•                  An annual fee of 0.10% of the value of Fund shares held by customers for more than one year;*

•                  An annual fee in respect of each customer account holding such Fund shares, any time during a calendar year (other than ERISA Accounts), of an amount equal to the sum of (a) $16 per front-end load Fund (Class A shares), (b) $19 per back-end load Fund (Class B shares) during the CDSC period and $16 thereafter and (c) $19 per level load Fund (Class C shares) during the CDSC period and $16 thereafter; and

•                  An annual fee of 0.10% on net assets held in the ERISA Accounts.

•                  Class C Shares:

•                  Processing Fee - The processing fee will be $19.00 per each position of each Fund, which is comprised of other than front loaded shares (typically class B or class C shares).

•                  Service Fee - An amount equal to the product of twenty basis points (0.20%) and the average daily amount invested by the Plans in each Fund.

•                  Common Class (and certain Institutional) Shares:*

•                  An annual fee of 0.10% on net assets in ERISA Accounts; and,

•                  An annual fee of 0.35% on net assets held in accounts at MLPF&S (other than ERISA accounts).

•                  Advisor Class or Class A Shares (load-waived) offered to certain employee benefit plans (the “Plans”):

•                  $16 of Processing Fee annually per each position of each Fund in a Plan;

•                  A Service Fee of 0.10% and 0.20% of the average daily net asset of the Advisor Class and Class A shares, respectively; and

•                  With respect to the Fund shares held by Plans through the “Investment Only Trading Platform,” a fee of 0.10% of the average daily net assets.

*The following fees shall not apply to sales of Common Class shares and Class A shares for which a front-end sales charge is waived until such time as CSAMSI receives written notice from MLPF&S: (a) a monthly fee of 0.25% of total new gross sales of shares of the Funds; and (b) an annual fee of 0.10% of the value of Fund shares held by customers for more than one year.

Fee Arrangements with Pershing

Class A, B and C, Common and Advisor Classes

•                  Pershing is paid standard commissions and service fees with respect to retail Class A, B and C shares described in applicable prospectuses, some or all of which, in turn, are payable to correspondent brokers thereof.

•                  Pershing is paid an annual fee of $6.00 for each shareholder of each fund to reimburse for sub-accounting expenses for certain accounts traded through the National Securities Clearing Corporation (“NSCC”).

•                  Under the “Clearance-Fee-Waiver-Program,” Pershing is paid the following compensation with respect to retail Class A, B and C shares: (a) for shares purchased through AXA Advisors and the Credit Suisse First Boston Private Client Services Group, 0.10% on monthly net purchases with respect to the Credit Suisse Funds; and (b) for shares sold through all other correspondent broker-dealers, 0.125% on monthly net purchases with respect to the Credit Suisse Funds.

•                  Under the “FundVest Program,” Pershing is paid the following compensation: (a) 0.40% of average daily net assets in Common Class shares and 0.10% of average daily net assets in Class A (load waived) shares

•                  Under the “FundVest Institutional Program,” Pershing is or will be paid the following compensation with respect to Class A (load waived) shares: (a) 0.15% of average daily net assets.

Fee Arrangements with Fidelity Brokerage Services LLC, National Financial Services LLC, and Fidelity Investments Institutional Operations Management Securities, Inc. (FIIOC)

Part I – Universal Fees

The fees set forth in this Part I apply to both the Brokerage Channels and FIIOC Channel:

A.            Start Up Fees

Fund/Agent shall pay to NFS a one-time start up fee (“Start Up Fee”) for Fidelity’s initial set up and preparation to support a new group or family of Funds.  The amount of the Start Up Fee is $15,000.00. and shall be due and payable to NFS within 30 days following the availability of any such Fund through the Channels.

B.            CUSIP Fee

Fund/Agent shall pay to NFS a fee (“CUSIP Fee”) to add any Transaction Fee Fund to the Fidelity System in order to make such Fund available to the Channels.  The amount of the CUSIP Fee is $6,000 per CUSIP not already available on the Fidelity System as of the execution date of this Agreement, however, this fee shall be waived for No Transaction Fee Funds in the Brokerage Channel, and shall be due and payable to NFS upon the establishment of the CUSIP on the Fidelity System.

Part II — Brokerage Channel Fees

A.      Asset-Based Fee for No Transaction Fee Fund Program

For the services provided to the Brokerage Channels by NFS and FBS hereunder in connection with those funds indicated on Exhibit C as participating in the No Transaction Fee (“NTF”) Fund program, Fund/Agent shall pay to NFS a fee equal to 0.40 percent per annum of the daily market value of the total number of shares of such Fund held in accounts at NFS (determined by multiplying the number of such shares times the publicly-reported net asset value of each share), excluding the value of (i) shares that were held by customers as a Transaction Fee Fund in a Fidelity brokerage account prior to the effective date of the Agreement and (ii) shares first placed or purchased in a Fidelity brokerage account after the termination of the Agreement (the “Brokerage Channels Asset-Based Fee”). A subsequent reclassification of any such shares will not exempt the reclassified shares from the Brokerage Channels Asset-Based Fee.

Such amount shall be calculated daily and paid monthly in arrears. Subsequent to each month-end, NFS shall send to Fund/Agent a statement of the market value of shares of the Fund for which the fee is calculated for the preceding month, together with a statement of the amount of the Brokerage Channels Asset-Based Fee. In the calculation of such fee, NFS’ records shall govern unless Fund/Agent can demonstrate that the number of shares or Fund price(s) used in such calculation is inaccurate.

B.      Position Reimbursement Fees

Fund/Agent shall pay to NFS an annual position reimbursement fee (“Position Fee”) with respect to each separate Fund position held in any customer account of FBS or Correspondent as set forth below.

(i)      Networking Per Position Fees

For each Fund which participates in NSCC Fund/SERV networking level 3 in a fully-disclosed manner, Fund/Agent shall pay to NFS an annual networking per position reimbursement fee subject to the tiered structure set forth in the Summary of Fees above for each separate Fund position held in any customer account of Fidelity or Correspondent, which fee shall be calculated and payable in quarterly installments in arrears per Fund position.

Each separate Fund position that is considered in the calculation of the Asset-Based Fee paid to NFS is not subject to the Networking Per Position Fee.

(ii) Omnibus Fees for Transaction Fee Funds

For each Transaction Fee Fund which does not participate in NSCC Fund/SERV networking level 3 system in a fully-disclosed manner, Fund/Agent shall pay to NFS an annual Transaction Fee Fund per position reimbursement fee (“TF Per Position Fee”) subject to the tiered structure set forth in the Summary of Fees above for each separate Fund position held in any customer account of Fidelity or Correspondent, which fee shall be calculated and payable in quarterly installments in arrears per Fund position.

C.      Monthly Minimum Fees

(i)      Each Fund which participates in NSCC Fund/SERV networking level 3 in a fully-disclosed manner will be subject to a per Fund monthly minimum maintenance fee (“Monthly Minimum Fee”) of $500.00.  The Monthly Minimum Fee is waived if the average assets per Brokerage Channel CUSIP exceed $3.5 million (as measured by dividing the total market value of all Brokerage Channel shares subject to this Agreement as of the current month-end by the total number of Brokerage Channel Funds subject to this Agreement).  The Monthly Minimum Fee will be reduced by the amount of Brokerage Channel Asset-Based Fees invoiced by Fidelity during the same period.

(ii)     Each non-NTF Fund which does not participate in NSCC Fund/SERV networking level 3 system in a fully-disclosed manner will be subject to a per Fund monthly minimum maintenance fee (“Monthly Minimum Fee”) of $500.00.  The Monthly Minimum Fee is waived if the average assets per Brokerage Channel CUSIP exceed $3.5 million (as measured by dividing the total market value of all Brokerage Channel shares subject to this Agreement as of the current month-end by the total number of Brokerage Channel Funds subject to this Agreement).  The Monthly Minimum Fee will be reduced by the amount of Brokerage Channel Asset-Based Fees invoiced by Fidelity during the same period.

(iii)    Each No Transaction Fee Fund which does not participate in NSCC Fund/SERV networking level 3 system in a fully-disclosed manner will be subject to a per Fund monthly minimum maintenance fee (“NTF Monthly Minimum Fee”) of $1,000.00.  The NTF Monthly Minimum Fee is waived if the average assets per Brokerage Channel CUSIP exceed $3.5 million (as measured by dividing the total market value of all Brokerage Channel shares subject to this Agreement as of the current month-end by the total number of Brokerage Channel Funds subject to this Agreement).  The Monthly Minimum Fee will be reduced by the amount of Brokerage Channel Asset-Based Fees invoiced by Fidelity during the same period.

Part III – FIIOC Channel Service Payment

For the services provided to the FIIOC Channel by FIIOC hereunder, Fund/Agent shall pay to FIIOC the amounts set forth on Exhibit C equal to a percentage per annum of the average aggregate amount invested in the Funds through the FIIOC Plans each calendar month (the “FIIOC Channel Service Payment”).  The average aggregate amount invested through the FIIOC Plans over a calendar month shall be computed by totaling the FIIOC Plans’ daily investments during the month and dividing such total by the actual number of calendar days in the month.  Daily investments shall include amounts invested by the FIIOC Plans either directly or indirectly in the Funds including, but not limited to, direct investments in the Funds and investments in the Funds by “strategy funds” and other customized FIIOC Plan investment options contemplated by Exhibit H.

FIIOC shall calculate the FIIOC Channel Service Payment at the end of each calendar month and shall forward an invoice to Fund/Agent, along with such other supporting data as may be reasonably requested by Fund/Agent. In the calculation of such fee, FIIOC’s records shall govern unless Fund/Agent can demonstrate that the number of shares or Fund price(s) used in such calculation is inaccurate.

Part IV - General

This Part IV applies to both the Brokerage Channels and FIIOC Channel:

Fidelity acknowledges that payment of any Asset-Based Fees described herein may be financed in whole or in part by a Fund in accordance with that Fund’s plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”).  Neither the characterization of such fee as being financed by a 12b-1 Plan nor the termination, suspension, or modification of any Fund’s 12b-1 Plan will in any event affect the obligation of the Fund/Agent to pay the entirety of the fees described herein and any failure to pay such fees may, in Fidelity’s sole discretion, constitute a breach of this Agreement.

Fund/Agent’s acceptance of a trade in a Fund constitutes Fund/Agent’s agreement to be bound by the terms of this Exhibit A with respect to said Fund.

Upon prior written notice to Fund/Agent, Fidelity may change, amend, or waive any fee or the method of payment thereof under this Agreement and Fidelity may issue to Fund/Agent a new or replacement Exhibit A or other writing documenting such change, amendment, or waiver.  Such change, amendment, or waiver shall be effective on the date stated in such notice.  The acceptance by Fund/Agent of any order after the date stated in such notice shall represent Fund/Agent’s agreement to pay such fees to Fidelity.

All fees are due thirty (30) days upon receipt of invoice.  Payment shall be by wire transfer or other form acceptable to Fidelity and shall be separate from payments related to redemption proceeds and distributions. If Fund/Agent fails to remit such fees within 30 days, Fund/Agent will be subject to a monthly 1.0% (12% per annum) late charge on aggregate outstanding balances.

PART C

OTHER INFORMATION

Item 28.	Exhibits

Exhibit No.	Description of Exhibit

a(1)	Articles of Incorporation dated November 10, 1987. (1)

(2)	Amendments to Articles of Incorporation dated May 11, 1990 and October 27, 1995. (2)

(3)	Articles Supplementary dated November 12, 1996. (3)

(4)	Articles of Amendment dated November 12, 1996. (3)

(5)	Articles of Amendment dated February 27, 2001. (4)

(6)	Articles Supplementary dated October 23, 2001. (4)

(7)	Articles of Amendment dated October 17, 2001. (5)

(8)	Articles Supplementary dated December 23, 2003. (6)

(9)	Articles of Amendment dated May 3, 2004. (7)

(10)	Articles of Amendment dated November 17, 2006.(8)

(1)                                 Incorporated by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, filed on September 25, 1995.

(2)                                 Incorporated by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A, filed on December 29, 1995.

(3)                                 Incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on February 20, 1997.

(4)                                 Incorporated by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, filed on November 8, 2001.

(5)                                 Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on February 11, 2002.

(6)                                 Incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2003.

(7)                                 Incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.

(8)                                 Incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A, filed on December 22, 2006.

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b(1)	Amended and Restated By-Laws as adopted, February 7, 1990. (1)

(2)	Amendment to By-Laws. (9)

(3)	Amended By-Laws dated February 5, 2001. (10)

(4)	Amendment to By-Laws dated March 26, 2001. (4)

(5)	Amendment to By-Laws dated December 12, 2001. (5)

(6)	Amendment to By-Laws dated February 12, 2002. (11)

(7)	Amendment to By-Laws dated February 11, 2004. (7)

(8)	Amendment to By-Laws dated February 11, 2004, effective May 1, 2004. (7)

(9)	Amendment to By-Laws dated December 1, 2006. (8)

c	Forms of Share Certificates. (12)

d	Amended and Restated Investment Advisory Agreement dated July 6, 1999 as Amended and Restated May 3, 2004 and December 1, 2006. (8)

e	Amended and Restated Distribution Agreement with Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) dated August 1, 2000 as amended as of May 3, 2004 and November 15, 2006. (8)

f	Not applicable.

g(1)	Custodian Agreement with State Street Bank and Trust Company (“State Street”) dated October 20, 2000. (13)

(9)                                 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Credit Suisse Global Fixed Income Fund, Inc., filed on February 17, 1998 (Securities Act File No. 33-36066).

(10)                           Incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2006.

(11)                           Incorporated by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, filed on February 19, 2003.

(12)                           Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Warburg Pincus Post-Venture Capital Fund, Inc., filed on September 25, 1995 (Securities Act File No. 33-61225).

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(2)	Amendment to Custodian Agreement with State Street dated April 26, 2001. (14)

(3)	Amendment to Custodian Agreement with State Street dated May 16, 2001. (14)

(4)	Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. (14)

(5)	Amendment to Custodian Agreement with State Street dated November 16, 2005. (10)

h(1)	Co-Administration Agreement with CSAMSI dated November 1, 1999 as amended and restated November 16, 2005 and November 15, 2006. (8)

(2)	Co-Administration Agreement with State Street dated March 18, 2002. (15)

(3)	Amendment No. 1 to Co-Administration Agreement with State Street dated January 1, 2007. (16)

(4)	Form of Services Agreements. (3)

(5)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. (“BFDS”) dated October 1, 2007. (17)

(6)	Securities Lending Authorization Agreement with State Street Bank and Trust Company dated March 17, 2004.(18)

(7)

First Amendment to Securities Lending Authorization Agreement dated December 17, 2004.(18)

(13)                           Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

(14)                           Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

(15)                           Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc., filed on May 3, 2002 (Securities Act File No 333-64554).

(16)                           Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007.

(17)                           Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Credit Suisse Commodity Return Strategy Fund filed on December 21, 2007 (Securities Act File No. 333-116212).

(18)                           Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Credit Suisse Trust filed on April 28, 2009 (Securities Act File No. 33-58125).

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(8)	Second Amendment to Securities Lending Authorization Agreement dated May 17, 2006. (18)

(9)	Third Amendment to Securities Lending Authorization Agreement dated September 15, 2006. (18)

(10)	Fourth Amendment to the Securities Lending Authorization Agreement dated July 16, 2007. (18)

(11)	Fifth Amendment to Securities Lending Authorization Agreement dated August 27, 2007. (18)

(12)	Sixth Amendment to Securities Lending Authorization Agreement dated December 1, 2007. (18)

(13)	Seventh Amendment to the Securities Lending Authorization Agreement dated April 17, 2009. (18)

(14)	Securities Lending and Services Agreement with State Street Bank and Trust Company dated April 17, 2009. (18)

(15)	Combined U.S. Accounting, Administration Fee Schedule Revised June 1, 2009.(19)

i	Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Fund. (20)

j(1)	Consent of Independent Registered Public Accounting Firm. *

(2)	Powers of Attorney. (21)

k	Not applicable.

l(1)	Purchase Agreement dated January 20, 1988. (11)

(2)	Purchase Agreement dated October 2, 2001. (11)

(3)	Purchase Agreement for Class B shares dated February 27, 2004. (7)

(4)	Purchase Agreement for Class C shares dated February 27, 2004. (7)

(19)                           Incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A, filed on December 23, 2009.

(20)                           Incorporated by reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2000.

(21)                           Incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2009.

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m(1)	Distribution Plan for Advisor Class Shares dated November 16, 2000 as amended and restated November 16, 2005. (8)

(2)	Form of Distribution Agreement between the Fund and CIGNA Securities Inc. (22)

(3)	Form of Selected Dealer Agreement between Counsellors Securities Inc. and CIGNA Securities, Inc. (22)

(4)	Class A Distribution Plan dated October 2, 2001. (23)

(5)	Class B Distribution Plan dated November 18, 2003. (6)

(6)	Class C Distribution Plan dated November 18, 2003. (6)

n	Amended Rule 18f-3 Plan dated November 18, 2003. (6)

o	Not applicable.

p	Global Personal Trading Policy for Registrant, Credit Suisse Asset Management, LLC and CSAMSI dated January 2007. (24)

Item 29. Persons Controlled by or Under Common Control with Registrant

From time to time, Credit Suisse Asset Management, LLC (“Credit Suisse”), Registrant’s investment adviser, may be deemed to control Registrant and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund’s shares on behalf of discretionary advisory clients.

Item 30. Indemnification

Registrant and officers and directors of Credit Suisse, CSAMSI and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of

(22)                           Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1 of Credit Suisse International Equity Fund, Inc. filed on September 22, 1995 (Securities Act File No. 33-27031).

(23)                           Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Credit Suisse European Equity Fund, Inc., filed on November 8, 2001(Securities Act File No. 333-60225).

(24)                           Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Credit Suisse Global Small Cap Fund, filed on February 4, 2009 (Securities Act File No. 333-08459).

*                                        Filed herewith.

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Part C of Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A, filed on December 29, 1995.

Item 31. Business and Other Connections of Investment Adviser

Credit Suisse acts as investment adviser to Registrant. Credit Suisse renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Credit Suisse, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Credit Suisse (SEC File No. 801-37170).

Item 32. Principal Underwriter

(a)                                 CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Large Cap Growth Fund; Credit Suisse Capital Funds; Credit Suisse Commodity Return Strategy Fund; Credit Suisse Global High Yield Fund; Credit Suisse Opportunity Funds; Credit Suisse Large Cap Blend Fund and Credit Suisse Trust.

(b)                                For information relating to each director, officer or partner of CSAMSI reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

(c)                                 None.

Item 33. Location of Accounts and Records

(1)                                 Credit Suisse Mid-Cap Core Fund, Inc.
Eleven Madison Avenue
New York, New York 10010
(Fund’s Articles of Incorporation, by-laws and minute books)

(2)                                 Credit Suisse Asset Management Securities, Inc.
Eleven Madison Avenue
New York, New York 10010
(records relating to its functions as co-administrator and distributor)

(3)                                 State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
(records relating to its functions as co-administrator and custodian)

(4)                                 Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, New York 10010
(records relating to its functions as investment adviser)

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(5)                                 Boston Financial Data Services, Inc.
30 Dan Road
Canton, Massachusetts 02021-2809
(records relating to its functions as transfer agent and dividend disbursing agent)

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 24th day of February, 2010.

CREDIT SUISSE MID-CAP CORE
FUND, INC.

By:	/s/ George R. Hornig
George R. Hornig
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ George R. Hornig	Chief Executive Officer	February 24, 2010
George R. Hornig

/s/ Michael A. Pignataro	Chief Financial Officer	February 24, 2010
Michael A. Pignataro

/s/ Steven N. Rappaport*	Chairman of the Board	February 24, 2010
Steven N. Rappaport

/s/ Jeffrey E. Garten*	Director	February 24, 2010
Jeffrey E. Garten

/s/ Peter F. Krogh*	Director	February 24, 2010
Peter F. Krogh

/s/ Enrique R. Arzac*	Director	February 24, 2010
Enrique R. Arzac

*By:	/s/ Michael A. Pignataro
Michael A. Pignataro, as Attorney-in-Fact

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INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

j(1)	Consent of Independent Registered Public Accounting Firm.

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